UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:   811-09086

TD Asset Management USA Funds Inc.

(Exact name of registrant as specified in charter)

399 Park Avenue, New York, New York 10022

(Address of principal executive offices) (Zip code)

R. Michael Thorfinnson, TD Asset Management USA Funds Inc.

399 Park Avenue, New York, New York 10022

(Name and address of agent for service)

Registrant’s telephone number, including area code:    646-828-3653

Date of fiscal year end:   October 31, 2016

Date of reporting period:   October 31, 2016

Item 1. Reports to Stockholders.

Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TD Asset Management

ANNUAL REPORT

October 31, 2016

TD Asset Management USA Funds Inc.

TDAM Money Market Portfolio

–	Investor Class
–	Premium Class
–	Class A
–	Select Class

TDAM U.S. Government Portfolio

–	Investor Class
–	Class A

TDAM Municipal Portfolio

–	Investor Class
–	Class A

TDAM California Municipal Money Market Portfolio

–	Investor Class
–	Class A

TDAM New York Municipal Money Market Portfolio

–	Investor Class
–	Class A

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 800-669-3900, or by visiting the SEC’s website at http://www.sec.gov.

The Portfolios’ proxy voting record for the most recent 12-month period ended June 30th is available, without charge, online at www.tdamusa.com. Login to our website and click on Individual Investors, Proxy Voting Rights. It is also available by visiting the SEC’s website at http://www.sec.gov.

The Portfolios file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. They are available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
R. Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator TDAM USA Inc. 399 Park Avenue New York, NY 10022	Transfer Agent TD Ameritrade Clearing, Inc. 200 South 108th Avenue Omaha, NE 68154-2631
Independent Registered Public Accounting Firm Ernst & Young LLP One Commerce Square 2005 Market Street Philadelphia, PA 19103	Shareholder Servicing Agent TD Ameritrade, Inc. P.O. Box 2209 Omaha, NE 68103-2209 Client Services Department 800-669-3900
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The 2016 fiscal year (November 1, 2015 to October 31, 2016) was positive for domestic financial assets, with both equities and fixed income rising. From the start of 2016 to its trough in early February, the S&P 500 Index lost over 10% of its value as oil prices fell to a 13-year low. Risk sentiment improved in March, attributed in part to the strength in the U.S. labor market and an upward movement in inflation. In June, the S&P 500 Index once again faced headwinds due to concerns over the impact of a United Kingdom (U.K.) exit from the European Union (EU). The Index recovered to end the 12-month period up 4.5%. Returns were mostly positive as eight of eleven sectors rose over the period led by Utilities and Information Technology. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Bloomberg Barclays U.S. Aggregate Bond Index’s increase of 4.4%.

During the period, the Federal Reserve (Fed) kept the federal funds rate steady in the 0.25% to 0.50% range, a level it has remained at since December 2015 when the central bank began its first tightening cycle in nearly a decade. Since then, the labor market has shown solid growth and household spending has been improving, leading the Fed to state more recently at its September meeting that “near-term risks to the economic outlook appear roughly balanced.” The Fed also reaffirmed in its September meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for an extended period of time.

The U.K.’s surprise vote to exit the EU was the cause of significant volatility for international equities as well. After initially pushing international markets lower, equities recovered quickly from their period lows on the back of positive economic data out of the U.K. Central banks, including the European Central Bank and the Bank of Japan, continued their accommodative monetary policies in an effort to bolster the global economy in an environment of slowing growth and muted inflation.

In the U.S., bonds were positive for the period, with corporate bonds still offering a yield advantage over government bonds. The credit markets held up with spreads trending tighter before a sharp jump after the U.K. referendum as investors sought the relative safety of U.S. government bonds. Despite the reaction to the U.K. vote, spreads ended the period lower than where they started.

Domestically, the economy continued to advance, with third quarter growth being at the fastest pace in two years. The economy grew at an annualized rate of 2.9% in the third quarter of 2016, 1.4% in the second quarter and 1.1% in the first quarter, showing modest, yet steady progress. The labor market, although not as robust as in 2015, still maintained a strong pace, adding 161,000 new jobs in October and posting annualized wage growth of 2.8%. The unemployment rate also declined from 5.0% in October 2015 to 4.9% in October 2016.

The period saw a mixed performance for the U.S. dollar versus a basket of major currencies. The dollar maintained its perceived safe-haven status, and the Fed’s diverging monetary policy, compared to that of major central banks, also offers a case for its strength. Overall, the U.S. dollar fell versus the Japanese yen, however, it appreciated slightly relative to the Euro and Canadian dollar. The dollar also rose against the British pound, rising approximately 20%.

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translate to an expectation of low single digit returns for bonds and low to mid-single digit returns for equities. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2016

You could lose money by investing in the U.S. Government Portfolio. Although this Fund seeks to preserve the value of your investment at $1.00 per share, it cannot guarantee it will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

You could lose money by investing in the Money Market, Municipal, California Municipal Money Market, or New York Municipal Money Market Portfolios. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. A Fund may impose a fee upon sale of your shares or may temporarily suspend your ability to sell shares if that Fund’s liquidity falls below required minimums because of market conditions or other factors. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time.

An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial adviser or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

Disclosure of Portfolio Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Portfolio, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Portfolio’s gross income, directly reduce the investment return of the Portfolio. A Portfolio’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Portfolio and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 through October 31, 2016).

The table on the following page illustrates your Portfolio’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Portfolio’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Portfolio. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Portfolio in the “Actual” line under the heading “Expenses Paid During Period.”
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Portfolio’s costs with those of other mutual Portfolios. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Portfolio’s actual expense ratio. This information assumes that the Portfolio had a return of 5% before expenses during the year, (which is not the Portfolio’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Portfolios and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

Disclosure of Portfolio Expenses (Unaudited) (Continued)

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratios 5/1/16 to 10/31/16	Expenses Paid During Period* 5/1/16 to 10/31/16
TDAM Money Market Portfolio – Investor Class
Actual	$1,000.00	$1,000.10	0.48%	$2.41
Hypothetical (5% Return before expenses)	1,000.00	1,022.72	0.48	2.44
TDAM Money Market Portfolio – Premium Class
Actual	1,000.00	1,000.10	0.48	2.41
Hypothetical (5% Return before expenses)	1,000.00	1,022.72	0.48	2.44
TDAM Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.46	2.31
Hypothetical (5% Return before expenses)	1,000.00	1,022.82	0.46	2.34
TDAM Money Market Portfolio – Select Class
Actual	1,000.00	1,000.10	0.46	2.31
Hypothetical (5% Return before expenses)	1,000.00	1,022.82	0.46	2.34
TDAM U.S. Government Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.37	1.86
Hypothetical (5% Return before expenses)	1,000.00	1,023.28	0.37	1.88
TDAM U.S. Government Portfolio – Class A
Actual	1,000.00	1,000.10	0.37	1.86
Hypothetical (5% Return before expenses)	1,000.00	1,023.28	0.37	1.88
TDAM Municipal Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.49	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.67	0.49	2.49
TDAM Municipal Portfolio – Class A
Actual	1,000.00	1,000.10	0.49	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.67	0.49	2.49
TDAM California Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,000.10	0.49	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.67	0.49	2.49
TDAM California Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.48	2.41
Hypothetical (5% Return before expenses)	1,000.00	1,022.72	0.48	2.44
TDAM New York Municipal Money Market Portfolio – Investor Class
Actual	1,000.00	1,001.10	0.49	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.67	0.49	2.49
TDAM New York Municipal Money Market Portfolio – Class A
Actual	1,000.00	1,000.10	0.49	2.46
Hypothetical (5% Return before expenses)	1,000.00	1,022.67	0.49	2.49
*	Expenses are equal to the Portfolio’s annualized expense ratio multiplied by the average account value for the period, multiplied by 184/366 (to reflect one-half year period).

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Portfolios are designating the following items with regard to distributions paid during the year:

	Capital Gain Distribution	Ordinary Income Distribution	Tax Exempt Income Distribution(1)	Total	U.S. Government Interest(2)	Interest Related Dividends(3)	Short-Term Capital Gain Dividends(4)
TDAM Money Market Portfolio	0.00%	100.00%	0.00%	100.00%	6.55%	35.51%	0.00%
TDAM U.S. Government Portfolio	0.00%	100.00%	0.00%	100.00%	63.25%	99.97%	0.00%
TDAM Municipal Portfolio	0.00%	4.05%	95.95%	100.00%	6.07%	100.00%	100.00%
TDAM California Municipal Money Market Portfolio	0.00%	0.00%	100.00%	100.00%	0.00%	100.00%	0.00%
TDAM New York Municipal Money Market Portfolio	0.00%	17.97%	82.03%	100.00%	97.83%	100.00%	0.00%

(1)	“Tax Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(2)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the year ended October 31, 2016. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Portfolio meets certain requirements.
(3)	The percentage in this column represents the amount of “Interest Related Dividend” and is reflected as a percentage of ordinary income distributions. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(4)	The percentage of this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempted from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV and/or Form 1099-INT.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/2016 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The effective yield includes the effect of reinvesting daily dividends. The Investment Manager and its affiliates from time to time may waive the Portfolio’s fees or assume certain Portfolio expenses in an effort to maintain certain net yields for the Portfolios. Accordingly, any waiver or expense reduction will have the effect of increasing yield to investors during the period of the expense reduction. Certain of the Portfolio’s fees are currently being waived voluntarily in an effort to maintain certain net yields. The performance information shown above reflects such voluntary fee waivers, which may be reduced or eliminated at any time. Please remember that money market portfolio yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Portfolio compositions are subject to change.
***	U.S. Government guarantee applies to the underlying securities of the Portfolio and not the Portfolio shares.

TD ASSET MANAGEMENT USA FUNDS INC.
PORTFOLIO SUMMARIES AS OF 10/31/16 (Unaudited) (Concluded)

****	Income may be subject to federal alternative minimum tax.
†	Tax-equivalent yields for the Investor Class shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively; and the tax-equivalent yields for the Class A shares of the Municipal, California Municipal Money Market and New York Municipal Money Market Portfolios are 0.02%, 0.02% and 0.02%, respectively. This is assuming a 2016 maximum federal tax rate of 39.6% for the Municipal Portfolio, 51.9% federal and state for the California Municipal Money Market Portfolio, and 48.4% federal and state for the New York Municipal Money Market Portfolio.

Statements of Assets and Liabilities

October 31, 2016

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
ASSETS
Cost of investments and repurchase agreements	$1,024,807,558	$1,206,327,162	$852,450,744	$275,935,680	$167,286,383
Investments in securities, at value (Note 2)	$906,277,558	$750,103,162	$852,450,744	$275,935,680	$167,286,383
Repurchase agreements, at value (Note 2)	118,530,000	456,224,000	—	—	—
TOTAL INVESTMENTS	1,024,807,558	1,206,327,162	852,450,744	275,935,680	167,286,383
Cash	563	787	6,541	46,552	—
Receivable for capital shares sold	16,965,139	15,194,177	9,754,740	3,903,487	1,665,468
Receivable for investment securities sold	5,000,000	—	—	—	—
Interest receivable	1,223,647	211,436	1,115,112	477,347	293,753
Prepaid expenses	166,393	35,747	45,668	22,438	20,606
Other assets	—	4,411	—	—	—
TOTAL ASSETS	1,048,163,300	1,221,773,720	863,372,805	280,385,504	169,266,210
LIABILITIES
Payable for capital shares redeemed	11,091,656	13,953,345	6,308,679	1,746,822	841,418
Payable for securities purchased	9,987,660	—	—	—	—
Distribution fees payable	196,126	—	151,026	44,986	17,826
Shareholder servicing fees payable	185,846	89,571	184,352	60,756	34,041
Payable to Investment Manager	95,696	103,229	73,740	24,302	14,303
Transfer agent fees payable	93,852	105,034	73,740	24,302	14,303
Payable for Directors’ fees (Note 4)	2,571	2,571	2,571	2,571	2,571
Dividends payable to shareholders	2,357	347	351	245	59
Payable to custodian	—	—	—	—	310
Other accrued expenses	249,038	194,885	121,720	62,793	55,437
TOTAL LIABILITIES	21,904,802	14,448,982	6,916,179	1,966,777	980,268
NET ASSETS	$1,026,258,498	$1,207,324,738	$856,456,626	$278,418,727	$168,285,942
Net assets consist of:
Paid-in-capital ($0.0001 par value common stock 27 billion, 12 billion, 8 billion, 7 billion and 4 billion shares authorized, respectively)	$1,026,170,852	$1,207,323,551	$856,456,674	$278,418,817	$168,321,346
Undistributed (distributions in excess of) net investment income	(3)	—	(49)	—	(1)
Accumulated net realized gains (losses) from investment transactions	87,649	1,187	1	(90)	(35,403)
Net assets, at value	$1,026,258,498	$1,207,324,738	$856,456,626	$278,418,727	$168,285,942
Investor Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($453,066,484 ÷ 453,072,408 shares)	($947,669,948 ÷ 947,674,608 shares)	($391,283,465 ÷ 391,305,626 shares)	($147,517,995 ÷ 147,513,872 shares)	($98,212,725 ÷ 98,245,062 shares)
Premium Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($72,169,660 ÷ 72,175,806 shares)
Class A net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00	$1.00	$1.00	$1.00
	($243,438,504 ÷ 243,352,557 shares)	($259,654,790 ÷ 259,649,938 shares)	($465,173,161 ÷ 465,151,549 shares)	($130,900,732 ÷ 130,909,006 shares)	($70,073,217 ÷ 70,095,863 shares)
Select Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A	N/A	N/A	N/A
	($257,583,850 ÷ 257,570,080 shares)

Please see accompanying notes to financial statements.

Statements of Operations

For the Year Ended October 31, 2016

	TDAM Money Market Portfolio	TDAM U.S. Government Portfolio	TDAM Municipal Portfolio	TDAM California Municipal Money Market Portfolio	TDAM New York Municipal Money Market Portfolio
INVESTMENT INCOME
Interest Income	$11,670,684	$3,943,895	$2,850,974	$1,100,918	$581,095
EXPENSES
Distribution fees
Investor Class	2,362,524	4,056,306	1,842,538	726,737	481,837
Premium Class	371,518	—	—	—	—
Class A	7,661,731	1,473,488	2,802,529	1,119,644	452,534
Select Class	2,164,207	—	—	—	—
Shareholder servicing fees
Investor Class	1,312,510	2,253,498	1,023,630	403,742	267,687
Premium Class	50,892	—	—	—	—
Class A	3,614,019	695,041	1,321,946	528,133	213,459
Select Class	327,908	—	—	—	—
Transfer agent fees
Investor Class	524,997	901,387	409,446	161,495	107,073
Premium Class	50,892	—	—	—	—
Class A	1,445,588	278,013	528,771	211,250	85,382
Select Class	655,811	—	—	—	—
Investment management fees	2,474,270	1,161,506	938,139	372,745	192,456
Directors’ fees (Note 4)	24,119	24,119	24,119	24,119	24,119
Registration fees	463,298	101,429	137,630	58,008	57,194
Shareholder reports and mailing	402,689	280,036	85,544	39,291	27,356
Professional fees	147,271	107,946	90,284	72,244	50,276
Custody fees	98,944	53,555	69,797	44,698	27,285
Other expenses	161,147	64,006	86,555	41,282	25,492
TOTAL EXPENSES	24,314,335	11,450,330	9,360,928	3,803,388	2,012,150
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(12,920,063)	(7,624,273)	(6,603,987)	(2,739,828)	(1,450,349)
NET EXPENSES	11,394,272	3,826,057	2,756,941	1,063,560	561,801
NET INVESTMENT INCOME	276,412	117,838	94,033	37,358	19,294
NET REALIZED GAINS (LOSSES) FROM INVESTMENT TRANSACTIONS	96,813	4,668	234	—	147
NET INCREASE IN NET ASSETS FROM OPERATIONS	$373,225	$122,506	$94,267	$37,358	$19,441

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM Money Market Portfolio		TDAM U.S. Government Portfolio		TDAM Municipal Portfolio
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$276,412	$295,103	$117,838	$106,526	$94,033	$91,973
Net realized gains (losses) from investment transactions	96,813	(9,167)	4,668	1,223	234	3,632
Net increase in net assets from operations	373,225	285,936	122,506	107,749	94,267	95,605
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(52,619)	(56,703)	(90,345)	(78,057)	(41,040)	(40,091)
Premium Class	(10,880)	(9,994)	—	—	—	—
Class A	(144,873)	(157,072)	(27,864)	(28,469)	(52,993)	(51,883)
Select Class	(67,921)	(71,333)	—	—	—	—
From net realized gains
Investor Class	—	(2,939)	—	—	(1,598)	—
Premium Class	—	(637)	—	—	—	—
Class A	—	(7,753)	—	—	(2,316)	—
Select Class	—	(3,551)	—	—	—	—
Total dividends and distributions to shareholders	(276,293)	(309,982)	(118,209)	(106,526)	(97,947)	(91,974)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	1,179,214,313	1,368,168,852	4,549,467,216	4,195,629,451	860,402,411	970,892,319
Shares issued in reinvestment of dividends	46,615	51,459	88,452	76,964	39,408	38,536
Payments for shares redeemed	(1,269,127,340)	(1,408,821,813)	(4,394,005,266)	(4,155,119,528)	(862,936,483)	(982,096,691)
Net increase (decrease) in net assets from Investor Class shares	(89,866,412)	(40,601,502)	155,550,402	40,586,887	(2,494,664)	(11,165,836)
Premium Class:
Proceeds from shares sold	105,762,416	86,862,174	—	—	—	—
Shares issued in reinvestment of dividends	7,723	8,151	—	—	—	—
Payments for shares redeemed	(136,227,852)	(98,183,212)	—	—	—	—
Net decrease in net assets from Premium Class shares	(30,457,713)	(11,312,887)	—	—	—	—
Class A:
Proceeds from shares sold	5,591,550,965	6,636,204,536	1,202,899,891	1,184,575,834	2,003,102,197	2,164,058,204
Shares issued in reinvestment of dividends	130,961	153,970	27,093	27,897	50,272	49,702
Payments for shares redeemed	(6,931,033,755)	(6,626,692,998)	(1,223,912,127)	(1,206,855,033)	(2,082,195,767)	(2,082,978,064)
Net increase (decrease) in net assets from Class A shares	(1,339,351,829)	9,665,508	(20,985,143)	(22,251,302)	(79,043,298)	81,129,842
Select Class:
Proceeds from shares sold	2,019,704,175	2,465,585,564	—	—	—	—
Shares issued in reinvestment of dividends	62,907	69,766	—	—	—	—
Payments for shares redeemed	(2,487,676,014)	(2,373,491,370)	—	—	—	—
Net increase (decrease) in net assets from Select Class shares	(467,908,932)	92,163,960	—	—	—	—
Net increase (decrease) in net assets from capital share transactions	(1,927,584,886)	49,915,079	134,565,259	18,335,585	(81,537,962)	69,964,006
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,927,487,954)	49,891,033	134,569,556	18,336,808	(81,541,642)	69,967,637
NET ASSETS:
Beginning of year	2,953,746,452	2,903,855,419	1,072,755,182	1,054,418,374	937,998,268	868,030,631
End of year	$1,026,258,498	$2,953,746,452	$1,207,324,738	$1,072,755,182	$856,456,626	$937,998,268
Undistributed (distributions in excess of) net investment income, end of year	$(3)	$(122)	$—	$371	$(49)	$—

Please see accompanying notes to financial statements.

Statements of Changes in Net Assets

	TDAM California Municipal Money Market Portfolio		TDAM New York Municipal Money Market Portfolio
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$37,358	$37,977	$19,294	$19,458
Net realized gains (losses) from investment transactions	—	(8)	147	31
Net increase in net assets from operations	37,358	37,969	19,441	19,489
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Investor Class	(16,186)	(16,068)	(10,734)	(10,368)
Class A	(21,172)	(21,909)	(8,560)	(9,090)
Total dividends and distributions to shareholders	(37,358)	(37,977)	(19,294)	(19,458)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Investor Class:
Proceeds from shares sold	304,392,450	313,357,848	295,956,974	293,047,003
Shares issued in reinvestment of dividends	15,723	15,730	10,269	9,754
Payments for shares redeemed	(319,775,377)	(307,922,229)	(304,912,332)	(287,782,672)
Net increase (decrease) in net assets from Investor Class shares	(15,367,204)	5,451,349	(8,945,089)	5,274,085
Class A:
Proceeds from shares sold	840,525,700	1,083,423,429	333,310,334	399,486,946
Shares issued in reinvestment of dividends	20,047	21,079	8,255	8,857
Payments for shares redeemed	(933,747,643)	(1,061,312,329)	(367,787,264)	(362,583,544)
Net increase (decrease) in net assets from Class A shares	(93,201,896)	22,132,179	(34,468,675)	36,912,259
Net increase (decrease) in net assets from capital share transactions	(108,569,100)	27,583,528	(43,413,764)	42,186,344
TOTAL INCREASE (DECREASE) IN NET ASSETS	(108,569,100)	27,583,520	(43,413,617)	42,186,375
NET ASSETS:
Beginning of year	386,987,827	359,404,307	211,699,559	169,513,184
End of year	$278,418,727	$386,987,827	$168,285,942	$211,699,559
Undistributed (distributions in excess of) net investment income, end of year	$—	$—	$(1)	$(1)

Please see accompanying notes to financial statements.

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016		2015		2014		2013		2012
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$453,066		$542,916		$583,522		$674,647		$763,979
Ratio of net expenses to average net assets	0.43%		0.15%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.94%		0.94%		0.94%		0.95%		0.97%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Premium Class
	2016		2015		2014		2013		2012
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$72,170		$102,624		$113,938		$105,946		$131,130
Ratio of net expenses to average net assets	0.43%		0.15%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.60%		0.60%		0.61%		0.61%		0.63%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Class A
	2016		2015		2014		2013		2012
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$243,438		$1,582,737		$1,573,084		$1,407,090		$1,280,470
Ratio of net expenses to average net assets	0.41%		0.16%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	1.02%		1.02%		1.02%		1.03%		1.05%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Select Class
	2016		2015		2014		2013		2012
TDAM Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	(0.000	)*	0.000	*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		(0.000	)*	—		(0.000	)*	(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$257,584		$725,470		$633,311		$517,223		$520,771
Ratio of net expenses to average net assets	0.42%		0.16%		0.11%		0.15%		0.25%
Ratio of total expenses to average net assets	0.62%		0.62%		0.62%		0.63%		0.65%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016		2015		2014		2013		2012
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$947,670		$792,116		$751,528		$669,935		$571,744
Ratio of net expenses to average net assets	0.33%		0.09%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.95%		0.94%		0.95%		0.95%		0.95%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2016		2015		2014		2013		2012
TDAM U.S. Government Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$259,655		$280,639		$302,890		$297,314		$287,472
Ratio of net expenses to average net assets	0.32%		0.09%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	1.03%		1.02%		1.03%		1.03%		1.03%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016		2015		2014		2013		2012
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	—		—		—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$391,284		$393,780		$404,944		$432,993		$408,554
Ratio of net expenses to average net assets	0.30%		0.05%		0.07%		0.12%		0.17%
Ratio of total expenses to average net assets	0.95%		0.94%		0.95%		0.95%		0.95%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2016		2015		2014		2013		2012
TDAM Municipal Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	—		—		—
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	—		—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$465,173		$544,219		$463,087		$498,329		$426,832
Ratio of net expenses to average net assets	0.29%		0.05%		0.06%		0.11%		0.17%
Ratio of total expenses to average net assets	1.03%		1.02%		1.03%		1.03%		1.03%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016		2015		2014		2013		2012
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$147,518		$162,885		$157,434		$169,922		$162,971
Ratio of net expenses to average net assets	0.30%		0.04%		0.05%		0.11%		0.16%
Ratio of total expenses to average net assets	0.98%		0.97%		0.97%		0.97%		0.98%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2016		2015		2014		2013		2012
TDAM California Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	—		(0.000	)*	0.000	*	0.000	*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$130,901		$224,103		$201,970		$188,975		$155,023
Ratio of net expenses to average net assets	0.28%		0.04%		0.05%		0.10%		0.16%
Ratio of total expenses to average net assets	1.06%		1.05%		1.05%		1.05%		1.06%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

Financial Highlights (concluded)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Investor Class
	2016		2015		2014		2013		2012
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$98,213		$107,158		$101,884		$100,062		$95,351
Ratio of net expenses to average net assets	0.30%		0.04%		0.05%		0.10%		0.14%
Ratio of total expenses to average net assets	1.01%		1.01%		1.02%		1.01%		1.02%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Class A
	2016		2015		2014		2013		2012
TDAM New York Municipal Money Market Portfolio
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	(0.000	)*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$70,073		$104,542		$67,629		$75,632		$95,548
Ratio of net expenses to average net assets	0.28%		0.04%		0.05%		0.11%		0.14%
Ratio of total expenses to average net assets	1.09%		1.09%		1.10%		1.09%		1.10%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nineteen series. This shareholder report only applies to the TDAM Money Market Portfolio (the “Money Market Portfolio”), the TDAM U.S. Government Portfolio (the “U.S. Government Portfolio”), the TDAM Municipal Portfolio (the “Municipal Portfolio”), the TDAM California Municipal Money Market Portfolio (the “California Portfolio”) and the TDAM New York Municipal Money Market Portfolio (the “New York Portfolio”) (each, a “Portfolio” and collectively, the “Portfolios”). The assets of each Portfolio are separate from those of each other Portfolio, and a shareholder’s interest in a particular Portfolio does not extend to any other Portfolio. Each Portfolio is a diversified Portfolio, except for the California Portfolio and the New York Portfolio, which are non-diversified. The investment objective of each diversified Portfolio is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The investment objective of each of the California Portfolio and the New York Portfolio is to seek maximum current income that is exempt from federal and California State or New York State and City (as applicable) income taxes, respectively, to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing at least 99.5% of its assets in cash obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Municipal Portfolio offers investors Federal tax-exempt income by investing primarily in municipal securities. The California Portfolio and the New York Portfolio offer investors tax-exempt income on a Federal level by investing primarily in municipal securities, along with tax-exempt income in their respective states.

On June 23, 2016, the Board of Directors of the Company approved certain changes to the investment strategies of the U.S. Government Portfolio to conform to the requirements applicable to “government money market funds” under Rule 2a-7 of the Act. The investment strategy changes took effect on October 14, 2016.

Note 2 — Significant Accounting Policies

The Portfolios are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Portfolios follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Portfolios’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is each Portfolio’s policy to maintain a continuous net asset value of $1.00 per share for each class. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Portfolios is computed by dividing the total current value of the assets of a Portfolio, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Portfolio’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open. In addition, the Portfolios may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Portfolio. Expenses directly attributable to each Portfolio are charged to that Portfolio’s operations; expenses which are applicable to all Portfolios are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

Securities Valuation — Each Portfolio’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Portfolio has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2016, all the investments for the Money Market, U.S. Government, Municipal, California and New York Portfolios are classified as Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2016, there have been no significant changes to the Portfolios’ fair valuation methodologies.

Repurchase Agreements — Each Portfolio may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Company’s Board of Directors), subject to the seller’s agreement to repurchase and the Portfolio’s agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Portfolio’s custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Portfolio will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Portfolios generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Portfolios may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Repurchase agreements are entered into by each Portfolio under Master Repurchase Agreements (“MRA”) which permit each Portfolio, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Portfolio.

At October 31, 2016, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
Money Market Portfolio
Bank of Montreal	$33,530,000	$33,530,000	$—	$—
Bank of Nova Scotia	75,000,000	75,000,000	—	—
RBC Capital Markets	10,000,000	10,000,000	—	—
	$118,530,000	$118,530,000	$—	$—
U.S. Government Portfolio
Bank of Montreal	$50,000,000	$50,000,000	$—	$—
Bank of Montreal	106,224,000	106,224,000	—	—
Bank of Nova Scotia	220,000,000	220,000,000	—	—
RBC Capital Markets	80,000,000	80,000,000	—	—
	$456,224,000	$456,224,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Portfolio.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums on securities, is accrued daily.

Expense Offset Arrangement — The Portfolios have an arrangement with their custodian bank whereby the Portfolios receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Portfolios are charged a fee (i.e., “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Portfolios include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the fiscal year ended October 31, 2016, earnings credits were less than $2,048 for each Portfolio.

Dividends and Distributions to Shareholders — Dividends arising from net investment income are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to 0.10% of the first $1 billion of average daily net assets of each such Portfolio, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

The Investment Manager and its affiliates from time to time may waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Portfolio (in each case, a “Voluntary Waiver,” and collectively, the “Voluntary Waivers”). These Voluntary Waivers are subject to cancellation or modification by the Investment Manager and its affiliates at any time.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Portfolio. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Portfolios. The Administrator pays Citi’s fees for providing these services.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of each Portfolio and Class. The Shareholder Services Agreement provides that each Portfolio and Class (other than the Premium Class and Select Class of the Money Market Portfolio) pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.25% of average daily net assets. Each of the Premium Class and Select Class of the Money Market Portfolio pays TD Ameritrade, Inc. a monthly fee at an annual rate of 0.05% of its average daily net assets.

TD Ameritrade Clearing, Inc. (the “Transfer Agent”), an affiliate of the Investment Manager, has been retained under a Transfer Agency Agreement to perform certain transfer agency services for each Portfolio and Class. For such services, each Portfolio and Class (other than the Premium Class of the Money Market Portfolio) pays the Transfer Agent a monthly fee at an annual rate of 0.10% of average daily net assets. The Premium Class of the Money Market Portfolio pays the Transfer Agent a monthly fee at an annual rate of 0.05% of average daily net assets.

The Portfolios’ Distribution Plan pursuant to Rule 12b-1 under the Act permits the Investor Class and Class A of each Portfolio to pay from its assets distribution fees at a rate not to exceed 0.45% and 0.53%, respectively, of the annual average daily net assets of each such class; the Premium Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.365% of its annual average daily net assets; and the Select Class of the Money Market Portfolio to pay from its assets fees at a rate not to exceed 0.33% of its annual average daily net assets. These distribution fees are computed and accrued daily and will be paid to broker-dealers, including TD Ameritrade, Inc. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

During the year ended October 31, 2016, the Portfolios executed the following Rule 17a-7 related party transactions:

	Purchases	Sales
Money Market Portfolio	$136,186,600	$117,815,000
Municipal Portfolio	140,890,000	127,860,000
California Portfolio	161,165,000	199,375,000
New York Portfolio	22,300,000	17,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

For the year ended October 31, 2016, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Portfolio as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Transfer Agent Fees Waived	Total
Money Market Portfolio	$—	N/A	N/A	N/A	$—
Investor Class	N/A	$2,301,877	$374,646	$6,582	2,683,105
Premium Class	N/A	181,578	1,217	—	182,795
Class A	N/A	7,615,698	1,097,412	19,101	8,732,211
Select Class	N/A	1,277,303	36,021	8,628	1,321,952
					$12,920,063
U.S. Government Portfolio	$15,125	N/A	N/A	N/A	$15,125
Investor Class	N/A	$4,056,306	$1,477,761	$105,330	5,639,397
Class A	N/A	1,473,488	462,092	34,171	1,969,751
					$7,624,273
Municipal Portfolio	$338,712	N/A	N/A	N/A	$338,712
Investor Class	N/A	$1,728,449	$634,229	$161,466	2,524,144
Class A	N/A	2,666,583	849,686	224,862	3,741,131
					$6,603,987
California Portfolio	$154,796	N/A	N/A	N/A	$154,796
Investor Class	N/A	$692,087	$269,493	$69,153	1,030,733
Class A	N/A	1,084,101	371,354	98,844	1,554,299
					$2,739,828
New York Portfolio	$119,069	N/A	N/A	N/A	$119,069
Investor Class	N/A	$464,711	$186,995	$45,283	696,989
Class A	N/A	440,239	154,558	39,494	634,291
					$1,450,349

All fees are waived and reimbursed at the class level of each Portfolio, with the exception of Investment Management fees which are waived and reimbursed at the portfolio level of each Portfolio.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

Note 5 — Federal Income Taxes

It is each Portfolio’s policy to continue to comply with the special provisions of the Internal Revenue Code applicable to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes substantially all of its taxable net income, the Portfolio (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Portfolios’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Portfolios did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax years (the current and prior 3 tax year ends), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Portfolios did not have a liability for any unrecognized tax benefits. The Portfolios recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Portfolios did not incur any interest or penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital.

The following permanent differences are primarily attributable to distribution reclassification. They have been reclassified to/from the following accounts during the fiscal year ended October 31, 2016:

	Paid-in Capital	Undistributed Net Investment Loss	Accumulated Net Realized Gain
Municipal Portfolio	$—	$(49)	$49
California Portfolio	(4,061)	—	4,061

These reclassifications have no impact on net assets or net asset value per share.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

The tax character of distributions declared to shareholders during the fiscal years ended October 31, 2016 and 2015, were as follows:

		Tax-Exempt Income	Ordinary Income	Long-Term Capital Gain	Totals
Money Market Portfolio	2016	$—	$276,293	$—	$276,293
	2015	—	309,982	—	309,982
U.S. Government Portfolio	2016	—	118,209	—	118,209
	2015	—	106,526	—	106,526
Municipal Portfolio	2016	93,924	4,023	—	97,947
	2015	89,262	2,712	—	91,974
California Portfolio	2016	37,358	—	—	37,358
	2015	37,658	319	—	37,977
New York Portfolio	2016	15,750	3,544	—	19,294
	2015	18,566	892	—	19,458

As of October 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Tax-Exempt Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
Money Market Portfolio	$100,258	$—	$—	$(12,612)	$87,646
U.S. Government Portfolio	11,749	—	—	(10,562)	1,187
Municipal Portfolio	—	7,345	—	(7,393)	(48)
California Portfolio	—	2,494	(89)	(2,495)	(90)
New York Portfolio	—	1,426	(35,402)	(1,428)	(35,404)

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Portfolios that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Portfolios are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2016, the breakdown of capital loss carryforwards was as follows:

		Expiring October 31,
	Short-Term Loss	2018	2019	Total
California Portfolio	$8	$81	$—	$89
New York Portfolio	34,815	148	439	35,402

During the year ended October 31, 2016, the Money Market Portfolio, U.S. Government Portfolio and New York Portfolio utilized $9,167, $3,481 and $147, respectively, of capital loss carryforwards to offset capital gains. As of October 31, 2016, the California Portfolio had $4,061 of capital loss carryforwards expire.

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

At October 31, 2016, the cost of investments of the Portfolios for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Portfolio Risks

The California and New York Portfolios follow an investment policy of investing primarily in municipal obligations of one state (as indicated by the name of the respective Portfolio). Economic changes affecting the respective state and related public bodies and municipalities may affect the ability of issuers within such state to pay interest on, or repay principal of, municipal obligations held by the California or New York Portfolios.

The income from each Portfolio will vary with changes in prevailing interest rates. In addition, each Portfolio’s investments are subject to “credit risk,” which is the risk that an issuer or credit enhancer will be unable, or will be perceived to be unable, to repay its obligations at maturity. Portfolios that invest primarily in high quality securities generally are subject to less credit risk than funds that invest in lower quality securities. The U.S. Government Portfolio reduces credit risk by investing primarily in U.S. government and agency securities. However, as discussed above, not all of these securities in which the U.S. Government Portfolio (and each other Portfolio of the Company) may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements as of the date of the report, except as follows.

Effective December 7, 2016, “TDAM Money Market Portfolio” was renamed “TD Money Market Portfolio,” “TDAM U.S. Government Portfolio” was renamed “TD U.S. Government Portfolio,” “TDAM Municipal Portfolio” was renamed “TD Municipal Portfolio,” “TDAM California Municipal Money Market Portfolio” was renamed “TD California Municipal Money Market Portfolio” and “TDAM New York Municipal Money Market Portfolio” was renamed “TD New York Municipal Money Market Portfolio.”

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
COMMERCIAL PAPER — 34.5%
BANKS — 2.9%
Caisse Centrale Desjardins
0.64%, 11/30/16 (A)(B)	$10,000,000	$9,994,844
0.85%, 1/5/17 (A)(B)	10,000,000	9,984,653
Commonwealth Bank of Australia
0.55%, 12/7/16 (A)(B)	10,000,000	9,994,500
		29,973,997
INDUSTRIAL & OTHER COMMERCIAL PAPER — 31.6%
Board of Trustees of Michigan State University
0.67%, 11/17/16	23,000,000	23,000,000
California State
0.77%, 11/21/16	12,500,000	12,500,000
CDP Financial
0.62%, 12/14/16 (A)	14,000,000	13,989,632
0.88%, 1/24/17 (A)	1,450,000	1,447,023
City of Jacksonville
0.50%, 11/1/16	28,000,000	28,000,000
Illinois State, EFA
0.74%, 11/1/16	28,000,000	28,000,000
Microsoft
0.62%, 1/11/17 (A)(B)	15,000,000	14,981,658
Norfolk, EDA
0.90%, 11/15/16	21,800,000	21,800,000
Ontario Teachers
1.26%, 4/11/17 (A)(B)	15,000,000	14,916,146
Princeton University
0.52%, 11/16/16	6,000,000	6,000,000
0.62%, 12/15/16	7,000,000	7,000,000
0.62%, 12/16/16	7,000,000	7,000,000
Province of British Columbia
0.62%, 1/20/17 (A)	10,000,000	9,986,222
PSP Capital
0.81%, 1/24/17 (A)(B)	20,000,000	19,962,200
0.80%, 2/3/17 (A)(B)	10,000,000	9,979,111
0.89%, 4/18/17 (A)(B)	10,000,000	9,958,467
Sacramento Municipal Utility District
0.88%, 12/6/16	15,000,000	15,000,000
Sentara Healthcare
0.82%, 11/10/16	3,320,000	3,320,000
Texas A&M University
0.82%, 11/14/16	18,000,000	18,000,000
Toyota Motor Credit
0.67%, 11/7/16 (A)	15,000,000	14,998,325
Trinity Health
0.62%, 11/16/16 (A)	13,000,000	12,996,642

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Yale University
0.50%, 11/16/16 (A)	$10,000,000	$9,997,917
0.62%, 12/16/16 (A)	10,000,000	9,992,250
0.75%, 1/17/17 (A)	11,650,000	11,631,311
		324,456,904
TOTAL COMMERCIAL PAPER		354,430,901
MUNICIPAL OBLIGATIONS — 23.7%
Baton Rouge Parish, Exxon Project, AMT, RB
0.49%, 11/1/16 (C)	9,000,000	9,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.60%, 11/3/16 (C)	30,700,000	30,700,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.63%, 11/2/16 (C)	10,900,000	10,900,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.63%, 11/2/16 (C)	10,000,000	10,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.63%, 11/2/16 (C)	6,500,000	6,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.84%, 12/30/16 (C)	14,050,000	14,050,000
California State, MFA, Exxon Mobile Project, AMT, RB
0.48%, 11/1/16 (C)	1,300,000	1,300,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.57%, 11/3/16 (C)	8,000,000	8,000,000
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.53%, 11/1/16 (C)	1,000,000	1,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS (continued)
County of Uinta Wyoming, RB
0.48%, 11/1/16 (C)	$13,205,000	$13,205,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.45%, 11/1/16 (C)	12,350,000	12,350,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.62%, 11/2/16 (C)	19,400,000	19,400,000
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.64%, 11/2/16 (C)	3,000,000	3,000,000
Indiana State, Finance Authority, RB
0.58%, 11/3/16 (C)	10,000,000	10,000,000
Jackson County Mississippi, Port Facility Revenue Adjusted Refunding, Chevron USA Incorporate Project, RB
0.48%, 11/1/16 (C)	13,000,000	13,000,000
Kern, Water Bank Authority, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.65%, 11/3/16 (C)	1,182,000	1,182,000
Lincoln County, PCFA, Exxon Project, Ser B, AMT, RB
0.50%, 11/1/16 (C)	3,400,000	3,400,000
Lower Neches Valley Authority, IDC, RB
0.44%, 11/1/16 (C)	10,210,000	10,210,000
Massachusetts Port Authority, Ser R, RB, (LOC: U.S. Bank, N.A.)
0.64%, 11/2/16 (B)(C)	5,400,000	5,400,000
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.48%, 11/1/16 (C)	4,840,000	4,840,000
Mississippi State, Business Financial, Chevron USA Project, Ser E, RB
0.51%, 11/1/16 (C)	7,300,000	7,300,000
Norfolk, Economic Development Authority, Sentara Healthcare Project, RB
0.62%, 11/3/16 (C)	11,500,000	11,500,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
University of California, Ser AL-2, RB
0.62%, 11/3/16 (C)	$6,100,000	$6,100,000
University of California, Ser Z-1, RB
0.60%, 11/3/16 (C)	16,520,000	16,520,000
University of California, Ser Z-2, RB
0.72%, 11/3/16 (C)	14,400,000	14,400,000
TOTAL MUNICIPAL OBLIGATIONS		243,257,000
CORPORATE OBLIGATIONS — 22.1%
BANKS — 19.2%
Australia & New Zealand Banking Group NY MTN
1.25%, 1/10/17	30,000,000	30,019,795
Bank of Montreal
1.08%, 2/1/17 (D)	20,000,000	20,000,000
Bank of Nova Scotia
2.55%, 1/12/17	2,500,000	2,507,566
1.95%, 1/30/17 (B)	21,450,000	21,504,473
1.10%, 2/23/17 (D)	14,200,000	14,202,054
Commonwealth Bank of Australia
1.13%, 3/13/17	13,027,000	13,029,158
Inter-American Development Bank MTN
0.54%, 10/15/17 (D)	10,000,000	9,987,660
International Bank for Reconstruction & Development MTN
0.61%, 7/14/17 (D)	15,000,000	15,000,089
Royal Bank of Canada
0.69%, 11/10/16 (B)(D)	20,000,000	20,000,945
Royal Bank of Canada, MTN
1.20%, 1/23/17	10,000,000	10,006,715
State Street Bank & Trust
0.88%, 12/7/16 (D)	25,000,000	25,000,000
Wells Fargo Bank
1.05%, 11/16/16 (D)	10,000,000	10,000,293
Westpac Banking
2.45%, 11/28/16 (B)	6,300,000	6,307,790
		197,566,538
DOMESTIC/FOREIGN BANK SUPPORTED — 2.5%
Corporate Finance Managers, Ser B (LOC: Wells Fargo Bank, N.A.)
0.85%, 11/3/16 (D)	24,700,000	24,700,000
PCP Investors (LOC: Wells Fargo Bank, N.A.)
0.85%, 11/3/16 (D)	1,070,000	1,070,000
		25,770,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FINANCIALS — 0.4%
Partisan Property
0.75%, 11/2/16 (D)	$3,828,200	$3,828,200
TOTAL CORPORATE OBLIGATIONS		227,164,738
CERTIFICATES OF DEPOSIT — 4.9%
Bank of Montreal
0.89%, 1/6/17	10,000,000	10,000,000
Canadian Imperial Bank of Commerce
1.09%, 4/6/17	15,000,000	15,000,000
Westpac Banking
0.92%, 1/17/17	25,000,000	25,000,000
TOTAL CERTIFICATES OF DEPOSIT		50,000,000
REGIONAL GOVERNMENT OBLIGATIONS — 3.1%
Province of British Columbia Canada
1.20%, 4/25/17	15,894,000	15,927,591
Province of Quebec Canada
5.13%, 5/14/16	15,473,000	15,497,328
TOTAL REGIONAL GOVERNMENT OBLIGATIONS		31,424,919
REPURCHASE AGREEMENTS — 11.6%
Counterparty: Bank of Montreal 0.29% dated 10/31/16, due 11/1/16 in the amount of $33,530,270, fully collateralized by U.S. Government obligations, par value $10,596,300 – $22,773,000 coupon range 1.88% – 2.88%, maturity range 10/31/17 – 3/31/18 value $34,200,645	33,530,000	33,530,000
Counterparty: Bank of Nova Scotia 0.31% dated 10/31/16, due 11/1/16 in the amount of $75,000,646, fully collateralized by U.S. Government obligations, par value $33,991,000 – $42,104,000 coupon range 1.05% – 1.25%, maturity range 5/17/18 – 10/2/19 value $76,500,838	75,000,000	75,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: RBC Capital Markets 0.29% dated 10/31/16, due 11/1/16 in the amount of $10,000,081, fully collateralized by U.S. Treasury obligations, par value $4,935,400 – $5,112,200 coupon range 0.00% – 2.00%, maturity range 4/27/17 – 8/31/21 value $10,200,026	$10,000,000	$10,000,000
TOTAL REPURCHASE AGREEMENTS		118,530,000
TOTAL INVESTMENTS (Cost $1,024,807,558) — 99.9%		1,024,807,558
OTHER ASSETS AND LIABILITIES, NET — 0.1%		1,450,940
NET ASSETS — 100.0%		$1,026,258,498
(A)	The rate shown is the effective rate at time of purchase.
(B)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $152,984,787 or 14.91% of net assets of the Portfolio.
(C)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(D)	Variable rate security. The rate shown is the current rate on October 31, 2016. Date shown represents the final maturity date.

AMT — Alternative Minimum Tax

EDA — Economic Development Authority

EFA — Educational Facilities Authority

IDA — Industrial Development Authority

IDC — Industrial Development Corporation

LOC — Letter of Credit

MFA — Municipal Financing Authority

MTN — Medium Term Note

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

Ser — Series

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 40.1%
FANNIE MAE — 0.9%
1.38%, 11/15/16 (A)	$5,000,000	$5,001,736
1.25%, 1/30/17 (A)	5,000,000	5,010,360
1.13%, 4/27/17 (A)	830,000	832,135
		10,844,231
FANNIE MAE, DISCOUNT NOTE — 12.8%
0.42%, 11/16/16 (A)(B)	30,000,000	29,994,750
0.30%, 11/23/16 (A)(B)	37,500,000	37,493,125
0.35%, 12/16/16 (A)(B)	40,000,000	39,982,500
0.42%, 2/14/17 (A)(B)	35,000,000	34,957,125
0.47%, 4/19/17 (A)(B)	12,500,000	12,472,361
		154,899,861
FEDERAL FARM CREDIT BANK — 3.1%
0.70%, 11/1/16	2,500,000	2,500,000
0.57%, 12/14/16 (C)	15,000,000	14,999,910
0.72%, 12/15/16	3,750,000	3,751,253
0.60%, 12/27/16	10,000,000	10,002,631
0.59%, 2/27/17 (C)	900,000	899,899
0.56%, 6/20/17 (C)	385,000	384,978
0.56%, 7/25/17 (C)	5,000,000	4,999,621
		37,538,292
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 9.0%
0.49%, 2/14/17 (B)	25,000,000	24,964,271
0.50%, 2/16/17 (B)	45,000,000	44,933,125
0.46%, 2/24/17 (B)	15,000,000	14,977,958
0.56%, 5/10/17 (B)	12,500,000	12,463,055
0.56%, 5/16/17 (B)	5,000,000	4,984,756
0.53%, 7/5/17 (B)	6,500,000	6,476,459
		108,799,624
FEDERAL HOME LOAN BANK — 6.3%
0.63%, 11/23/16	30,000,000	30,004,620
0.36%, 4/19/17 (C)	25,000,000	25,000,000
0.65%, 4/28/17	18,000,000	18,000,000
0.75%, 8/15/17	3,000,000	3,000,000
		76,004,620
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 0.1%
0.40%, 1/25/17 (B)	132,000	131,875
0.40%, 2/10/17 (B)	609,000	608,317
		740,192
FREDDIE MAC — 2.7%
1.00%, 3/8/17 (A)	7,500,000	7,507,778
0.50%, 10/24/17 (A)(C)	25,000,000	25,000,000
		32,507,778

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC, DISCOUNT NOTE — 5.2%
0.44%, 11/16/16 (A)(B)	$25,000,000	$24,995,417
0.37%, 12/19/16 (A)(B)	25,000,000	24,987,667
0.48%, 5/3/17 (A)(B)	12,500,000	12,469,818
		62,452,902
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		483,787,500
COMMERCIAL PAPER — 11.3%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 11.3%
Army and Air Force Exchange Service
0.30%, 11/1/16 (B)(D)	50,000,000	50,000,000
0.44%, 11/2/16 (B)(D)	15,000,000	14,999,817
0.42%, 11/14/16 (B)(D)	29,000,000	28,995,602
0.40%, 11/28/16 (B)(D)	30,000,000	29,991,000
0.52%, 1/4/17 (B)(D)	12,500,000	12,488,444
TOTAL COMMERCIAL PAPER		136,474,863
U.S. TREASURY OBLIGATIONS — 10.7%
United States Treasury Bills
0.24%, 11/25/16 (B)	15,000,000	14,997,650
0.33%, 1/19/17 (B)	40,000,000	39,971,472
0.43%, 2/16/17 (B)	25,000,000	24,968,049
0.46%, 3/9/17 (B)	25,000,000	24,959,555
0.23%, 4/27/17 (B)	25,000,000	24,944,073
TOTAL U.S. TREASURY OBLIGATIONS		129,840,799
REPURCHASE AGREEMENTS — 37.8%
Counterparty: Bank of Montreal 0.28% dated 10/25/16, due 11/1/16 in the amount of $50,002,722, full collateralized by U.S. Treasury obligations, par value $1,100 – $46,298,700 coupon range 0.00% – 2.38%, maturity range 7/15/17 – 9/30/23 value $51,000,005	50,000,000	50,000,000
Counterparty: Bank of Montreal 0.29% dated 10/31/16, due 11/1/16 in the amount of $106,224,856, full collateralized by U.S. Treasury obligations, par value $4,807,200 – $94,735,200 coupon range 1.38% – 2.13%, maturity range 10/31/17 – 9/30/23 value $108,348,500	106,224,000	106,224,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM U.S. Government Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: Bank of Nova Scotia 0.31% dated 10/31/16, due 11/1/16 in the amount of $220,001,894, full collateralized by U.S. Treasury obligations, par value $14,000 – $46,644,000 coupon range 0.88% – 7.25%, maturity range 5/12/17 – 5/15/30 value $224,402,880	$220,000,000	$220,000,000
Counterparty: RBC Capital Markets 0.29% dated 10/31/16, due 11/1/16 in the amount of $80,000,644, full collateralized by U.S. Treasury obligations, par value $725,300 – $42,613,600 coupon range 0.00% – 4.50%, maturity range 4/27/17 – 2/15/36 value $81,600,022	80,000,000	80,000,000
TOTAL REPURCHASE AGREEMENTS		456,224,000
TOTAL INVESTMENTS (Cost $1,206,327,162) — 99.9%		1,206,327,162
OTHER ASSETS AND LIABILITIES, NET — 0.1%		997,576
NET ASSETS — 100.0%		$1,207,324,738
(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on October 31, 2016. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $136,474,863 or 11.30% of net assets of the Portfolio.

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.5%
ALABAMA — 0.5%
Montgomery, IDA, Anderson ALACO Lawn Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.80%, 11/3/16 (A)	$4,650,000	$4,650,000
ARIZONA — 1.8%
Coconino County, PCFA, Arizona Public Service Company Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.53%, 11/1/16 (A)	15,370,000	15,370,000
CALIFORNIA — 16.1%
California State, EFA, California Institute of Technology Project, Ser B, RB
0.60%, 11/3/16 (A)	8,700,000	8,700,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-1, RB
0.63%, 11/2/16 (A)	5,000,000	5,000,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.84%, 12/30/16 (A)	20,000,000	20,000,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.50%, 11/1/16 (A)	2,900,000	2,900,000
California Statewide, Community Development Authority, Ser B, RB
0.74%, 11/3/16 (A)	11,500,000	11,500,000
Irvine Ranch Water District, Ser A-1, SAB
0.71%, 11/3/16 (A)	5,000,000	5,000,000
Irvine Ranch Water District, Ser A-2, SAB
0.71%, 11/3/16 (A)	6,260,000	6,260,000
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,057,415
Los Angeles, Ser B, GO
3.00%, 6/29/17	3,775,000	3,832,177

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Metropolitan Water District of Southern California, Ser E-REM
0.75%, 11/3/16 (A)	$13,000,000	$13,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.52%, 11/2/16 (A)	8,000,000	8,000,000
Sacramento Municipal Utility District, TECP
0.88%, 12/6/16	10,000,000	10,000,000
State of California, TECP
0.71%, 11/8/16	6,020,000	6,020,000
University of California, Ser AL-2, RB
0.62%, 11/3/16 (A)	27,500,000	27,500,000
		137,769,592
COLORADO — 1.4%
Boulder County, HFA, Broadway East Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.73%, 11/3/16 (A)	1,830,000	1,830,000
Colorado State, Educational & Cultural Facilities Authority, Ready Foods Inc. Project, Ser A, AMT, RB, (LOC: U.S. Bank, N.A.)
0.68%, 11/3/16 (A)	4,760,000	4,760,000
Colorado State, Ser A, RB
2.00%, 6/27/17	5,000,000	5,045,333
		11,635,333
CONNECTICUT — 1.1%
Connecticut State, HEFA, Yale University Project, Ser V-1, RB
0.38%, 11/1/16 (A)	6,900,000	6,900,000
Connecticut State, HEFA, Yale University Project, Ser V-2, RB
0.37%, 11/1/16 (A)	2,300,000	2,300,000
		9,200,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FLORIDA — 1.8%
Alachua County, HFA, Brookside Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.66%, 11/2/16 (A)(B)	$6,315,000	$6,315,000
City of Jacksonville, TECP
0.50%, 11/1/16	7,000,000	7,000,000
Florida State, HFC, Heritage Pointe Project, Ser I-1, AMT, RB, (LOC: Fannie Mae)
0.66%, 11/2/16 (A)(B)	2,000,000	2,000,000
		15,315,000
GEORGIA — 7.0%
Douglas County, IDA, Pandosia LLC Project, Ser A, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.63%, 11/3/16 (A)	3,050,000	3,050,000
Georgia State, Ser G, GO
5.00%, 12/1/16	1,400,000	1,405,177
Main Street Natural Gas, Sub-Ser A1, RB
0.74%, 11/3/16 (A)	10,285,000	10,285,000
Main Street Natural Gas, Sub-Ser A2, RB
0.74%, 11/3/16 (A)	28,800,000	28,800,000
Monroe County, Development Authority, Oglethorpe Power Project, RB, (LOC: Bank of Montreal)
0.62%, 11/2/16 (A)	16,500,000	16,500,000
		60,040,177
IDAHO — 0.6%
Idaho State, GO
2.00%, 6/30/17	5,000,000	5,042,726
ILLINOIS — 5.3%
Illinois State, EFA, TECP
0.75%, 12/2/16	17,075,000	17,075,000
Illinois State, Finance Authority, Carle Foundation Project, Ser B, RB, (LOC: Northern Trust Company)
0.61%, 11/3/16 (A)	1,800,000	1,800,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Illinois State, Finance Authority, Carle Foundation Project, Ser C, RB, (LOC: Northern Trust Company)
0.64%, 11/3/16 (A)	$3,700,000	$3,700,000
Illinois State, Finance Authority, Northwestern University Project, Sub-Ser, RB
0.62%, 11/2/16 (A)	15,300,000	15,300,000
Illinois State, Finance Authority, Riverside Health System Project, RB
0.64%, 11/3/16 (A)	1,960,000	1,960,000
Lake County, Solid Waste Disposal, Countryside Landfill Inc. Project, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.70%, 11/3/16 (A)	2,100,000	2,100,000
Oswego, IDRB, Griffith Laboratories Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.75%, 11/2/16 (A)	3,630,000	3,630,000
		45,565,000
INDIANA — 0.8%
Indiana State, Finance Authority, Ascension Health Senior Credit Project, RB
0.64%, 11/2/16 (A)	700,000	700,000
Indiana State, Finance Authority, Ohio Valley Electric Corporation Project, Ser C, RB, (LOC: Bank of Nova Scotia)
0.63%, 11/3/16 (A)	2,900,000	2,900,000
Indiana State, Health System Finance Authority, Sisters St. Francis Project, Ser I, RB, (LOC: Wells Fargo Bank, N.A.)
0.70%, 11/2/16 (A)	2,900,000	2,900,000
		6,500,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
IOWA — 1.3%
Iowa State, Finance Authority Industrial Development, Cone Enterprise Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.63%, 11/3/16 (A)	$5,525,000	$5,525,000
Iowa State, Finance Authority Industrial Development, Embria Health Sciences Project, AMT, RB, (LOC: Wells Fargo Bank, N.A.)
0.75%, 11/3/16 (A)	650,000	650,000
Iowa State, Small Business Financing Authority, Corporate Center Association Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.68%, 11/3/16 (A)	4,895,000	4,895,000
		11,070,000
KENTUCKY — 0.9%
Kentucky State, Higher Education Student Loan, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.65%, 11/2/16 (A)	7,700,000	7,700,000
LOUISIANA — 0.6%
East Baton Rouge Parish Industrial Development Board Inc., Ser A
0.46%, 11/1/16 (A)	5,000,000	5,000,000
MARYLAND — 7.7%
Johns Hopkins University, TECP
0.68%, 11/7/16	16,508,000	16,508,000
Johns Hopkins University, TECP
0.75%, 11/16/16	10,000,000	10,000,000
Montgomery County, CHE Trinity Health Credit Group Project, RB
0.70%, 12/1/16 (A)	14,910,000	14,910,000
Montgomery County, Ser A, GO
5.00%, 11/1/16	5,000,000	5,000,000
Montgomery County, TECP
0.50%, 11/2/16	20,000,000	20,000,000
		66,418,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MASSACHUSETTS — 6.1%
Commonwealth of Massachusetts, Ser A
2.00%, 4/24/17	$15,000,000	$15,100,142
Commonwealth of Massachusetts, Ser B
2.00%, 5/22/17	5,000,000	5,038,571
Massachusetts State, HEFA, Harvard University Project, Ser R, RB
0.37%, 11/1/16 (A)	2,015,000	2,015,000
Massachusetts State, HEFA, TECP
0.64%, 12/5/16	8,151,000	8,151,000
Massachusetts State, HEFA, TECP
0.65%, 11/16/16	17,381,000	17,381,000
Massachusetts State, Port Authority, Harborside Hyatt Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.65%, 11/2/16 (A)(C)	5,000,000	5,000,000
		52,685,713
MICHIGAN — 4.7%
Michigan State University, RB
0.63%, 11/2/16 (A)	9,500,000	9,500,000
Michigan State University, TECP
0.66%, 12/5/16	6,040,000	6,040,000
Michigan State, Finance Authority, CHE Trinity Health Credit Group Project, RB
0.70%, 12/1/16 (A)	1,850,000	1,850,000
Michigan State, HDA, Alderwood Project, AMT, RB, (LOC: Federal Home Loan Bank)
0.71%, 11/3/16 (A)	7,800,000	7,800,000
University of Michigan, Ser B, RB, (LOC: Northern Trust Company)
0.40%, 11/1/16 (A)	4,300,000	4,300,000
University of Michigan, Ser D-1, RB
0.44%, 11/1/16 (A)	5,550,000	5,550,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MICHIGAN (continued)
University of Michigan, Ser D-2, RB
0.59%, 11/3/16 (A)	$4,840,000	$4,840,000
		39,880,000
MINNESOTA — 5.5%
Minnesota State, Office of Higher Education, Supplement Student Loan Program Project, Ser B, AMT, RB, (LOC: U.S. Bank, N.A.)
0.63%, 11/3/16 (A)	10,750,000	10,750,000
Rochester, Health Care Facilities, Mayo Clinic Project, Ser A, RB
0.58%, 11/2/16 (A)	8,000,000	8,000,000
St. Paul, Housing & Redevelopment Authority, Allina Health System Project, Ser C, RB, (LOC: Wells Fargo Bank, N.A.)
0.60%, 11/3/16 (A)	5,785,000	5,785,000
University of Minnesota, TECP
0.92%, 1/6/17	15,300,000	15,300,000
University of Minnesota, TECP
0.70%, 12/6/16	7,200,000	7,200,000
		47,035,000
MISSISSIPPI — 1.5%
Mississippi State, Business Finance, Chevron USA Project, Ser B, RB
0.51%, 11/1/16 (A)	3,600,000	3,600,000
Mississippi State, Business Finance, Chevron USA Project, Ser C, RB
0.48%, 11/1/16 (A)	2,800,000	2,800,000
Mississippi State, Business Finance, Chevron USA Project, Ser F, RB
0.51%, 11/1/16 (A)	2,215,000	2,215,000
Mississippi State, Business Finance, Chevron USA Project, Ser L, RB
0.51%, 11/1/16 (A)	900,000	900,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Mississippi State, Business Financial, Chevron USA Project, Ser D, RB
0.48%, 11/1/16 (A)	$3,400,000	$3,400,000
		12,915,000
MISSOURI — 2.5%
Curators of University of Missouri, TECP
0.92%, 1/10/17	15,000,000	15,000,000
Missouri State, HEFA, Ascension Health Senior Credit Project, Ser C-4, RB
0.63%, 11/2/16 (A)	6,500,000	6,500,000
		21,500,000
MULTI-STATE — 0.5%
Freddie Mac, MFC, Ser M031, RB
0.66%, 11/3/16 (A)(B)	4,495,000	4,495,000
NEVADA — 1.3%
Clark County, Airport System Revenue, Ser A-2, AMT, RB, (LOC: State Street Bank & Trust Co.)
0.64%, 11/2/16 (A)	5,800,000	5,800,000
Nevada Housing Division, Ser A, AMT
0.78%, 11/3/16 (A)	5,670,000	5,670,000
		11,470,000
NEW YORK — 5.5%
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.64%, 11/3/16 (A)	7,600,000	7,600,000
Nassau, Health Care, Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.62%, 11/4/16 (A)	1,400,000	1,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.57%, 11/2/16 (A)(B)	6,000,000	6,000,000
NYC, Sub-Ser I, GO, LOC: CALSTRS
0.47%, 11/1/16 (A)	1,000,000	1,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.66%, 11/2/16 (A)	$11,700,000	$11,700,000
Port Authority of New York & New Jersey, TECP
0.89%, 1/11/17	19,515,000	19,515,000
		47,215,000
OHIO — 1.2%
Franklin County, Hospital Facilities, RB
0.60%, 11/2/16 (A)	10,000,000	10,000,000
OREGON — 1.4%
Oregon State, Ser 9, GO
0.66%, 11/3/16 (A)	3,630,000	3,630,000
Oregon State, Ser A, GO
2.00%, 6/30/17	8,500,000	8,578,605
		12,208,605
PENNSYLVANIA — 3.5%
Pennsylvania State University, Ser B, RB
0.66%, 12/1/16 (A)	11,735,000	11,735,000
University of Pittsburgh-the Commonwealth System of Higher Education, TECP
0.74%, 11/1/16	6,000,000	6,000,000
University of Pittsburgh, RB
2.00%, 8/15/17	6,000,000	6,065,598
University of Pittsburgh, TECP
0.55%, 11/15/16	6,000,000	6,000,000
		29,800,598
TEXAS — 7.7%
Dallas Area Rapid Transit, TECP
0.88%, 11/14/16	10,000,000	10,000,000
Dallas Area Rapid Transit, TECP
0.52%, 11/15/16	10,000,000	10,000,000
Gulf Coast, IDA, Exxon Mobil Project, RB
0.45%, 11/1/16 (A)	1,100,000	1,100,000
Harris County, IDC, Exxon Project, AMT, RB
0.49%, 11/1/16 (A)	6,000,000	6,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Houston Airport System, TECP
0.95%, 12/7/16	$13,000,000	$13,000,000
Lower Neches Valley Authority, IDC, Exxon Mobil Project, Ser B-3, AMT, RB
0.49%, 11/1/16 (A)	4,835,000	4,835,000
Tarrant County, Cultural Education Facilities Finance, Baylor Health Care System Project, RB, (LOC: Northern Trust Company)
0.64%, 11/2/16 (A)	3,000,000	3,000,000
Texas State, Department of Housing & Community Affairs, Chisholm Trails Apartments, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A)(B)	5,300,000	5,300,000
University of Texas, Financing System Project, Ser B, RB
0.57%, 11/3/16 (A)	7,850,000	7,850,000
University of Texas, Permanent University Funding System, Ser A, RB
0.57%, 11/3/16 (A)	4,700,000	4,700,000
		65,785,000
UTAH — 1.2%
Utah State, MFH, Pointe Apartments Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.65%, 11/3/16 (A)	10,580,000	10,580,000
VIRGINIA — 7.2%
Norfolk Economic Development Authority, TECP
0.90%, 11/15/16	15,000,000	15,000,000
Norfolk, Economic Development Authority, Sentara Healthcare Project, RB
0.62%, 11/3/16 (A)	10,000,000	10,000,000
Suffolk, Redevelopment & Housing Authority, Oak Springs Apartments, RB
0.60%, 11/2/16 (A)	100,000	100,000
University of Virginia, TECP
0.68%, 11/3/16	10,000,000	10,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Municipal Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
VIRGINIA (continued)
University of Virginia, TECP
0.80%, 11/17/16	$13,900,000	$13,900,000
University of Virginia, TECP
0.68%, 11/9/16	12,500,000	12,500,000
		61,500,000
WASHINGTON — 2.5%
Olympia, Economic Development, Spring Air Northwest Project, AMT, RB, (LOC: U.S. Bank, N.A.)
0.72%, 11/3/16 (A)	700,000	700,000
Washington State, Economic DFA, Seadrunar Project, Ser E, RB, (LOC: U.S. Bank, N.A.)
0.90%, 11/3/16 (A)	100,000	100,000
Washington State, HFC, Boardwalk Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A)(B)	9,320,000	9,320,000
Washington State, HFC, Eagle’s Landing Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A)(B)	6,365,000	6,365,000
Washington State, HFC, Woodlands Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A)(B)	4,620,000	4,620,000
		21,105,000
WYOMING — 0.3%
Lincoln County, PCFA, Exxon Mobil Project, Ser A, AMT, RB
0.45%, 11/1/16 (A)	1,100,000	1,100,000
Sweetwater County, AMT, RB
0.56%, 11/1/16 (A)	1,900,000	1,900,000
		3,000,000
TOTAL MUNICIPAL OBLIGATIONS		852,450,744
TOTAL INVESTMENTS (Cost $852,450,744) — 99.5%		852,450,744
OTHER ASSETS AND LIABILITIES, NET — 0.5%		4,005,882
NET ASSETS — 100.0%		$856,456,626
(A)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.
(B)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(C)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $5,000,000 or 0.58% of net assets of the Portfolio.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

DFA — Development Finance Authority

EFA — Educational Facilities Authority

GO — General Obligation

HDA — Housing Development Authority

HDC — Housing Development Corporation

HEFA — Health and Education Facilities Authority

HFA — Housing Finance Agency

HFC — Housing Finance Commission

IDA — Industrial Development Authority

IDC — Industrial Development Corporation

IDRB — Industrial Development Revenue Bond

LLC — Limited Liability Company

LOC — Letter of Credit

MFC — Multi-Family Certificates

MFH — Multi-Family Housing

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.1%
CALIFORNIA — 99.1%
ABAG Finance Authority for Nonprofit, Geneva Pointe Apartments Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.59%, 11/3/16 (A) (B)	$6,600,000	$6,600,000
Bay Area Toll Authority, Ser G1, RB, (LOC: U.S. Bank N.A.)
0.59%, 11/3/16 (B)	5,000,000	5,000,000
California State, EFA, California Institute of Technology Project, Ser B, RB
0.60%, 11/3/16 (B)	11,250,000	11,250,000
California State, EFA, Stanford University Project, Ser L-6, RB
0.59%, 11/2/16 (B)	3,400,000	3,400,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser B, RB, (LOC: U.S. Bank N.A.)
0.63%, 11/2/16 (B)	200,000	200,000
California State, Health Facilities Financing Authority, Children’s Hospital Project, Ser C, RB, (LOC: U.S. Bank, N.A.)
0.63%, 11/2/16 (B)	5,800,000	5,800,000
California State, Health Facilities Financing Authority, Health Facility Catholic Project, Ser C, RB, (LOC: Bank of Montreal)
0.52%, 11/2/16 (B)	7,800,000	7,800,000
California State, Health Facilities Financing Authority, Memorial Health Services, Ser A, RB
0.63%, 11/2/16 (B)	7,500,000	7,500,000
California State, Health Facilities Financing Authority, Scripps Health Project, Ser C, RB, (LOC: Northern Trust Company)
0.59%, 11/3/16 (B)	6,150,000	6,150,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
California State, Health Facilities Financing Authority, Scripps Health Project, Ser F, RB, (LOC: Northern Trust Company)
0.53%, 11/2/16 (B)	$4,310,000	$4,310,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.50%, 12/3/16	8,500,000	8,500,000
California State, Health Facilities Financing Authority, Stanford Hospital Project, Ser B-2, RB
0.84%, 12/30/16 (B)	6,500,000	6,500,000
California State, Kindergarten Project, Ser A-2, GO, (LOC: State Street Bank & Trust Co.)
0.39%, 11/1/16 (B)	500,000	500,000
California State, Kindergarten Project, Ser A-3, GO, (LOC: State Street Bank & Trust Co.)
0.43%, 11/1/16 (B)	2,000,000	2,000,000
California State, MFA, Chevron USA Recovery Project, Ser A, RB
0.41%, 11/1/16 (B)	615,000	615,000
California State, MFA, Chevron USA Recovery Project, Ser B, RB
0.45%, 11/1/16 (B)	2,100,000	2,100,000
California State, MFA, Chevron USA Recovery Project, Ser C, RB
0.45%, 11/1/16 (B)	5,560,000	5,560,000
California State, MFA, La Sierra University Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.57%, 11/3/16 (B)	6,300,000	6,300,000
California State, MFA, La Sierra University Project, Ser B, RB, (LOC: Wells Fargo Bank, N.A.)
0.61%, 11/3/16 (B)	1,300,000	1,300,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
California State, PCFA, Pacific Gas & Electric Project, Ser B, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.50%, 11/1/16 (B)	$5,350,000	$5,350,000
California State, Ser A-1, GO, (LOC: JPMorgan Chase Bank, N.A.)
0.42%, 11/1/16 (B)	2,300,000	2,300,000
California State, Ser A-3, GO, (LOC: Bank of Montreal)
0.45%, 11/1/16 (B)	6,900,000	6,900,000
California State, University Institute, TECP
0.70%, 11/3/16	5,091,000	5,091,000
California Statewide, Community Development Authority, Coventry Place Apartments Project, AMT, RB, (LOC: Fannie Mae)
0.66%, 11/3/16 (A) (B)	9,500,000	9,500,000
California Statewide, Community Development Authority, Crossing Senior Phase II Project, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A) (B)	3,030,000	3,030,000
California Statewide, Community Development Authority, Pavilion Apartments Project, Ser M, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A) (B)	3,600,000	3,600,000
California Statewide, Community Development Authority, Rady Children’s Hospital Project, Ser C, RB, (LOC: Northern Trust Company)
0.57%, 11/3/16 (B)	3,000,000	3,000,000
California Statewide, Community Development Authority, Ser B, RB
0.74%, 11/3/16 (B)	18,000,000	18,000,000
Irvine Ranch Water District, Ser A-1, SAB
0.71%, 11/3/16 (B)	8,140,000	8,140,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Irvine, Assessment District No. 94-13, Oak Creek Special Assessment Bonds, Ser A, SAB, (LOC: State Street Bank & Trust Co.)
0.46%, 11/1/16 (B)	$612,000	$612,000
Lancaster, Redevelopment Agency, Cedar Creek Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.60%, 11/3/16 (A)(B)	6,800,000	6,800,000
Los Angeles, GO
3.00%, 6/30/17	12,000,000	12,183,372
Los Angeles, Ser A, GO
2.00%, 3/30/17	10,000,000	10,057,415
Los Angeles, Ser B, GO
3.00%, 6/29/17	5,000,000	5,075,731
Los Angeles County, Capital Asset Leasing, TECP
0.52%, 11/1/16	11,775,000	11,775,000
Metropolitan Water District of Southern California, Ser E-REM
0.75%, 11/3/16 (B)	7,000,000	7,000,000
Northern California Power Agency, Hydroelectric Project, Ser A, RB, (LOC: Bank of Montreal)
0.52%, 11/2/16 (B)	9,460,000	9,460,000
San Diego County, COP, (LOC: Northern Trust Company)
0.75%, 11/3/16 (B)	1,550,000	1,550,000
San Diego Unified School District, Ser A, GO
2.00%, 6/30/17	4,000,000	4,037,252
San Francisco, City & County, TECP
0.80%, 1/5/17	12,000,000	12,000,000
Santa Clara County, Finance Authority, El Camino Hospital Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.53%, 11/2/16 (B)	4,900,000	4,900,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM California Municipal Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
CALIFORNIA (continued)
Santa Clara County, Finance Authority, Housing Authority Office Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.57%, 11/3/16 (B)	$1,200,000	$1,200,000
Southern California Public Power Authority, Magnolia Power Project, RB, (LOC: Wells Fargo Bank, N.A.)
0.57%, 11/2/16 (B)	7,500,000	7,500,000
University of California, Ser AL-2, RB
0.62%, 11/3/16 (B)	5,400,000	5,400,000
University of California, Ser AL-4, RB
0.56%, 11/3/16 (B)	4,700,000	4,700,000
Ventura County, GO
2.00%, 7/1/17	10,000,000	10,088,910
Whittier, Health Facilities Authority, Presbyterian Intercommunity Project, Ser A, RB, (LOC: U.S. Bank N.A.)
0.63%, 11/2/16 (B)	5,300,000	5,300,000
TOTAL MUNICIPAL OBLIGATIONS		275,935,680
TOTAL INVESTMENTS (Cost $275,935,680) — 99.1%		275,935,680
OTHER ASSETS AND LIABILITIES, NET — 0.9%		2,483,047
NET ASSETS — 100.0%		$278,418,727

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

ABAG — Association of Bay Area Government

AMT — Alternative Minimum Tax

COP — Certificate of Participation

EFA — Educational Facilities Authority

GO — General Obligation

LOC — Letter of Credit

MFA — Municipal Finance Authority

N.A. — National Association

PCFA — Pollution Control Financing Authority

RB — Revenue Bond

SAB — Special Assessment Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
MUNICIPAL OBLIGATIONS — 99.4%
NEW YORK — 99.4%
Albany, IDA, South Mall Towers Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.59%, 11/3/16 (A)(B)	$6,420,000	$6,420,000
Geneva, HFA, Depaul Community Facs., Ser A, AMT, RB, (LOC: Canandaigua National Bank & Trust Co.)
0.69%, 11/3/16 (B)	1,545,000	1,545,000
MTA, Ser E-3, RB, (LOC: PNC Bank, N.A.)
0.64%, 11/3/16 (B)	7,200,000	7,200,000
MTA, Sub-Ser E-1, RB, (LOC: U.S. Bank, N.A.)
0.46%, 11/1/16 (B)	350,000	350,000
MTA, Sub-Ser E-5, RB, (LOC: U.S. Bank, N.A.)
0.46%, 11/1/16 (B)	300,000	300,000
Nassau Health Care Corp., Ser D-1, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.62%, 11/4/16 (B)	7,700,000	7,700,000
NYC, HDC, Atlantic Court Apartments Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.57%, 11/2/16 (A)(B)	7,400,000	7,400,000
NYC, HDC, Lyric Development Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.57%, 11/2/16 (A)(B)	3,000,000	3,000,000
NYC, HDC, Nicole Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.57%, 11/2/16 (A)(B)	5,000,000	5,000,000
NYC, IDA, USA Waste Services, Ser DD-2, AMT, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.68%, 11/3/16 (B)	1,400,000	1,400,000
NYC, Municipal Water Finance Authority, 2nd General Resolution Project, Ser DD-3B, RB
0.46%, 11/1/16 (B)	600,000	600,000
NYC, Ser I-6, GO, (LOC: CALSTRS)
0.47%, 11/1/16 (B)	345,000	345,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYC, Ser L-4, GO, (LOC: U.S. Bank N.A.)
0.50%, 11/1/16 (B)	$1,645,000	$1,645,000
NYC, Sub-Ser I-SUBSER
0.52%, 11/1/16 (B)	2,000,000	2,000,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Recovery Project, Ser 3, RB, (LIQ: Royal Bank of Canada)
0.46%, 11/1/16 (B)	1,500,000	1,500,000
NYC, Transitional Finance Authority Future Tax Secured Revenue, Ser A, RB, (LOC: JPMorgan Chase Bank, N.A.)
0.65%, 11/2/16 (B)	4,800,000	4,800,000
NYC, Transitional Future Tax Secured, Ser A-6, RB
0.46%, 11/1/16 (B)	900,000	900,000
NYC, Trust for Cultural Resources
0.73%, 11/3/16 (B)	6,000,000	6,000,000
NYC, Water & Sewer System, 2nd General Resolution Project, RB
0.48%, 11/1/16 (B)	400,000	400,000
NYC, Water & Sewer System, 2nd General Resolution Project, Ser B, RB, (LOC: CALSTRS)
0.48%, 11/1/16 (B)	1,280,000	1,280,000
NYC, Water & Sewer System, Ser B-3, RB
0.46%, 11/1/16 (B)	1,500,000	1,500,000
NYC, Water & Sewer System, Ser B-4, RB
0.46%, 11/1/16 (B)	3,680,000	3,680,000
NYC, Water & Sewer System, Ser DD-2, RB
0.52%, 11/1/16 (B)	500,000	500,000
NYS, Dormitory Authority, Rockefeller University, Ser B, RB
0.63%, 11/3/16 (B)	8,025,000	8,025,000
NYS, Dormitory Authority, Ser A, RB
0.61%, 11/3/16 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, Ser B, RB
0.61%, 11/3/16 (B)	1,900,000	1,900,000
NYS, Dormitory Authority, TECP
0.46%, 11/3/16	9,000,000	9,000,000

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM New York Municipal Money Market Portfolio • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NEW YORK (continued)
NYS, Energy Research & Development Authority, Consolidated Edison Co. of New York Project, Ser A-1, AMT, RB, (LOC: Bank of Nova Scotia)
0.66%, 11/2/16 (B)	$5,200,000	$5,200,000
NYS, Energy Research & Development Authority, Sub-Ser A-4-REMK, AMT
0.65%, 11/2/16 (B)	2,000,000	2,000,000
NYS, HFA
0.59%, 11/2/16 (B)	2,300,000	2,300,000
NYS, HFA, 150 East 44th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.53%, 11/2/16 (A)(B)	6,000,000	6,000,000
NYS, HFA, 1500 Lexington Avenue Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.65%, 11/2/16 (A)(B)	5,000,000	5,000,000
NYS, HFA, 240 East 39th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.57%, 11/2/16 (A)(B)	1,000,000	1,000,000
NYS, HFA, 363 West 30th Street Project, Ser A, AMT, RB, (LOC: Freddie Mac)
0.57%, 11/2/16 (A)(B)	6,850,000	6,850,000
NYS, HFA, Bowery Place I Project, Ser A, RB, (LOC: Freddie Mac)
0.50%, 11/2/16 (A)(B)	6,870,000	6,870,000
NYS, HFA, Maestro West Chelsea Housing Project, Ser A, RB, (LOC: Wells Fargo Bank, N.A.)
0.65%, 11/2/16 (B)	7,400,000	7,400,000
NYS, HFA, Union Square South Housing, AMT, RB, (LOC: Fannie Mae)
0.57%, 11/2/16 (A)(B)	2,950,000	2,950,000
NYS, HFA, West 38th Street Project, Ser A, AMT, RB, (LOC: Fannie Mae)
0.53%, 11/2/16 (A)(B)	3,000,000	3,000,000
NYS, Urban Development Corporation, Ser A, RB
5.00%, 3/15/17	2,500,000	2,542,295

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
NYS, Urban Development Corporation, Ser C, RB
5.00%, 3/15/17	$5,350,000	$5,437,919
Onondaga County Trust for Cultural Resources, Ser A, RB
0.60%, 11/2/16 (B)	7,500,000	7,500,000
Port Authority of New Jersey & New York, TECP
0.60%, 12/5/16	3,280,000	3,280,000
0.89%, 1/11/17	5,000,000	5,000,000
Triborough Bridge & Tunnel Authority, Ser A, RB
4.00%, 11/15/16	7,530,000	7,540,448
Triborough Bridge & Tunnel Authority, Ser B, RB
2.00%, 11/15/16	1,125,000	1,125,721
TOTAL MUNICIPAL OBLIGATIONS		167,286,383
TOTAL INVESTMENTS (Cost $167,286,383) — 99.4%		167,286,383
OTHER ASSETS AND LIABILITIES, NET — 0.6%		999,559
NET ASSETS — 100.0%		$168,285,942

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	Security payable on demand. The rate shown, which is subject to change, is the current rate on October 31, 2016. Date shown is the date on which the Portfolio can unconditionally demand payment.

AMT — Alternative Minimum Tax

CALSTRS — California State Teachers’ Retirement System

GO — General Obligation

HDC — Housing Development Corporation

HFA — Housing Finance Authority

IDA— Industrial Development Agency

LIQ — Liquidity Agreement

LOC — Letter of Credit

MTA — Metropolitan Transportation Authority

N.A. — National Association

NYC — New York City

NYS — New York State

RB — Revenue Bond

Ser — Series

TECP — Tax Exempt Commercial Paper

Please see accompanying notes to financial statements.

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) (the “Portfolios”) as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Portfolios’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Portfolios’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Money Market Portfolio, TDAM U.S. Government Portfolio, TDAM Municipal Portfolio, TDAM California Municipal Money Market Portfolio and TDAM New York Municipal Money Market Portfolio (five of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2016

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Investments Company Act of 1940 as amended (the “1940 Act”), are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or TD Ameritrade, Inc., Client Services, P.O. Box 2209, Omaha, NE 68103-2209, or by calling 800-669-3900. The following chart lists Directors and Officers as of December 2, 2016.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Senior Advisor at Kennedy Wilson since 2015; Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004; Executive Vice Chairman of Kennedy Wilson, International (real estate), 2009 – 2015; Senior Advisor Stonepoint Capital 2008 – 2011.	20	Director, AbelNoser Holdings (2016 – present); Member, USC Marshall Business School Board (2010 – present); President, Christ Church Trustees (2008 – present); Director, Lepercq de Neuflize (2009 – 2016, Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School since 1998, Vice Chairman since 2013; Former Senior Advisor to New York State Banking Department; Retired financial services attorney; real estate investor.	20	Director and Vice Chairman, Albany Law School Board of Trustees.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Director	Since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	20	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.
Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director	Since 12/17/10	Retired Senior Vice President — TD Bank Group.	20	Director of Ontario Teachers’ Pension Plan (2012 – present); Director of The Perimeter Institute, The Shaw Festival, Greenwood College School; First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 - 5/31/2016) and Chair Queen’s University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2016.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Former Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 48	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street Boston, MA 02199 Age: 63	Secretary	Since 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.

††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Directors.

TDAMANN01

TD Asset Management

ANNUAL REPORT

October 31, 2016

TD Asset Management USA Funds Inc.

TDAM Institutional U.S. Government Fund

–	Institutional Class
–	Institutional Service Class
–	Commercial Class

TDAM Institutional Treasury Obligations Money Market Fund

–	Institutional Service Class
–	Commercial Class

NOT FDIC INSURED •   NO BANK GUARANTEE •   MAY LOSE VALUE

® The TD logo and other trade-marks are the property of The Toronto-Dominion Bank.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available, without charge, by calling 1-866-416-4031, or by visiting the SEC’s website at http://www.sec.gov.

The Funds’ proxy voting record for the 12-month period ending June 30th is available, without charge, online at www.tdamusa.com. Login to our website and under Institutional Investors click on Proxy Voting Record. It will also be available by visiting the SEC’s website at http://www.sec.gov.

The Funds file their complete schedules of investments with the SEC for the first and third quarters of each fiscal year on Form N-Q. It is available by visiting the SEC’s website at http://www.sec.gov; and can be reviewed and copied at the Commission’s Public Reference Room in Washington, DC or by electronic request at publicinfo@sec.gov. For more information about these services, please call the SEC at 1-202-942-8090.

2

TD ASSET MANAGEMENT USA FUNDS INC.
Board of Directors and Executive Officers

DIRECTORS
Donald J. Herrema Chairman of the Board	Robert P. Herrmann James E. Kelly Barbara F. Palk
EXECUTIVE OFFICERS
Michael Thorfinnson President and Chief Executive Officer	Eric Kleinschmidt Treasurer and Chief Financial Officer
Maya Gittens Chief Legal Officer and Anti-Money Laundering Officer	Michele R. Teichner Chief Compliance Officer
Curtis Barnes Secretary

Service Providers

Investment Manager & Administrator
TDAM USA Inc.
399 Park Avenue
New York, NY 10022

Independent Registered
Public Accounting Firm
Ernst & Young LLP
One Commerce Square
2005 Market Street
Philadelphia, PA 19103	Shareholder Servicing Agent
TD Ameritrade, Inc.
P.O. Box 2209
Omaha, NE 68103-2209
Client Services Department
800-669-3900

Shareholder Servicing Agent
TD Bank, N.A.
1006 Astoria Blvd.
Cherry Hill, NJ 08034
Custodian BNY Mellon One Wall Street New York, NY 10286	Legal Counsel Willkie Farr & Gallagher LLP 787 Seventh Avenue New York, NY 10019
Distributor SEI Investments Distribution Co. One Freedom Valley Drive Oaks, Pennsylvania 19456	Independent Directors Counsel Goodwin Procter LLP 901 New York Avenue, N.W. Washington, DC 20001
Transfer Agent FIS Investor Services, LLC 3435 Stelzer Road Columbus, OH 43219

3

TD ASSET MANAGEMENT USA FUNDS INC.

Commentary

Market Review

The 2016 fiscal year (November 1, 2015 to October 31, 2016) was positive for domestic financial assets, with both equities and fixed income rising. From the start of 2016 to its trough in early February, the S&P 500 Index lost over 10% of its value as oil prices fell to a 13-year low. Risk sentiment improved in March, attributed in part to the strength in the U.S. labor market and an upward movement in inflation. In June, the S&P 500 Index once again faced headwinds due to concerns over the impact of a United Kingdom (U.K.) exit from the European Union (EU). The Index recovered to end the 12-month period up 4.5%. Returns were mostly positive as eight of eleven sectors rose over the period led by Utilities and Information Technology. Meanwhile, both Treasuries and corporate bonds generated positive returns, contributing to the Bloomberg Barclays U.S. Aggregate Bond Index’s increase of 4.4%.

During the period, the Federal Reserve (Fed) kept the federal funds rate steady in the 0.25% to 0.50% range, a level it has remained at since December 2015 when the central bank began its first tightening cycle in nearly a decade. Since then, the labor market has shown solid growth and household spending has been improving, leading the Fed to state more recently at its September meeting that “near-term risks to the economic outlook appear roughly balanced.” The Fed also reaffirmed in its September meeting that it will take a gradual approach to further tightening and it will keep the federal funds rate lower than normal for an extended period of time.

The U.K.’s surprise vote to exit the EU was the cause of significant volatility for international equities as well. After initially pushing international markets lower, equities recovered quickly from their period lows on the back of positive economic data out of the U.K. Central banks, including the European Central Bank and the Bank of Japan, continued their accommodative monetary policies in an effort to bolster the global economy in an environment of slowing growth and muted inflation.

In the U.S., bonds were positive for the period, with corporate bonds still offering a yield advantage over government bonds. The credit markets held up with spreads trending tighter before a sharp jump after the U.K. referendum as investors sought the relative safety of U.S. government bonds. Despite the reaction to the U.K. vote, spreads ended the period lower than where they started.

Domestically, the economy continued to advance, with third quarter growth being at the fastest pace in two years. The economy grew at an annualized rate of 2.9% in the third quarter of 2016, 1.4% in the second quarter and 1.1% in the first quarter, showing modest, yet steady progress. The labor market, although not as robust as in 2015, still maintained a strong pace, adding 161,000 new jobs in October and posting annualized wage growth of 2.8%. The unemployment rate also declined from 5.0% in October 2015 to 4.9% in October 2016.

The period saw a mixed performance for the U.S. dollar versus a basket of major currencies. The dollar maintained its perceived safe-haven status, and the Fed’s diverging monetary policy, compared to that of major central banks, also offers a case for its strength. Overall, the U.S. dollar fell versus the Japanese yen, however, it appreciated slightly relative to the Euro and Canadian dollar. The dollar also rose against the British pound, rising approximately 20%.

4

Looking Ahead

We have been forecasting an environment of muted returns with episodes of increased volatility for some time, and that continues to be our view. For us, muted returns translate to an expectation of low single digit returns for bonds and low to mid-single digit returns for equities. We continue to focus on high quality investments and are mindful of macro-economic factors that may affect investments, including slow global economic growth, elevated sovereign debt levels, and inflationary/deflationary pressures.

As always, we thank you for your business. We look forward to continuing to help you manage your money successfully.

Michael Thorfinnson, CFA
President and Chief Executive Officer
TD Asset Management USA Funds Inc.

December 2, 2016

You could lose money by investing in the Institutional U.S. Government or Institutional Treasury Obligations Money Market Funds. Although these Funds seek to preserve the value of your investment at $1.00 per share, they cannot guarantee they will do so. An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. The Fund’s sponsor has no legal obligation to provide financial support to the Fund, and you should not expect that the sponsor will provide financial support to the Fund at any time. An investor should consider the investment objectives, risks and charges and expenses of the Funds carefully before investing. For a full or summary prospectus containing this and other information about the Funds, please call your financial advisor or TD Ameritrade Institutional at 1-800-431-3500, or TD Ameritrade Client Services at 1-800-669-3900. The prospectus should be read carefully before investing or sending money.

This material represents an assessment of the market at a specific point in time and is not intended to be a forecast of future events, or a guarantee of future results. The information should not be relied on as investment advice.

5

Disclosure of Fund Expenses (Unaudited)

We believe it is important for you to understand the impact of fees and expenses regarding your investment. All mutual funds have operating expenses. As a shareholder of a Fund, you incur ongoing costs, which include costs for portfolio management, administrative services, distribution fees, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a Fund’s gross income, directly reduce the investment return of the Fund. A Fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period (May 1, 2016 through October 31, 2016).

The table on the following page illustrates your Fund’s costs in two ways.

•	Actual Expenses. Each row marked “Actual” in the table provides information about actual account values and actual expenses. This information helps you to estimate the actual expenses that you paid over the period after fee waivers and reimbursements. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = $8.60), then multiply the result by the number given for your Fund in the “Actual” line under the heading “Expenses Paid During Period”.
•	Hypothetical Example for Comparison Purposes. This section is intended to help you compare your Fund’s costs with those of other mutual funds. Each row in the table marked “Hypothetical” provides information about hypothetical account values and hypothetical expenses based on the applicable Fund’s actual expense ratio. This information assumes that the Fund had a return of 5% before expenses during the year, (which is not the Fund’s actual return) and that the expense ratio is unchanged. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to provide a hypothetical expense example based on a 5% return. You may use this information to compare the ongoing costs of investing in the Funds and other funds by comparing this 5% hypothetical example with the 5% hypothetical examples that appear in shareholder reports of other funds.

	Beginning Account Value 5/1/16	Ending Account Value 10/31/16	Annualized Expense Ratios 5/1/16 to 10/31/16	Expenses Paid During Period* 5/1/16 to 10/31/16
TDAM Institutional U.S. Government Fund – Institutional Class
Actual	$1,000.00	$1,001.10	0.15%	$0.75
Hypothetical (5% Return before expenses)	1,000.00	1,024.38	0.15	0.76
TDAM Institutional U.S. Government Fund – Institutional Service Class
Actual	1,000.00	1,000.10	0.37	1.86
Hypothetical (5% Return before expenses)	1,000.00	1,023.28	0.37	1.88
TDAM Institutional U.S. Government Fund – Commercial Class
Actual	1,000.00	1,000.10	0.37	1.86
Hypothetical (5% Return before expenses)	1,000.00	1,023.28	0.37	1.88
TDAM Institutional Treasury Obligations Money Market Fund – Institutional Service Class
Actual	1,000.00	1,000.30	0.27	1.36
Hypothetical (5% Return before expenses)	1,000.00	1,023.78	0.27	1.37
TDAM Institutional Treasury Obligations Money Market Fund – Commercial Class
Actual	1,000.00	1,000.10	0.32	1.61
Hypothetical (5% Return before expenses)	1,000.00	1,023.53	0.32	1.63
*	Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 184/366 (to reflect one-half year period).

6

TD ASSET MANAGEMENT USA FUNDS INC.
Notice to Shareholders (Unaudited)

For shareholders that do not have an October 31, 2016 tax year end, this notice is for informational purposes only. For shareholders with an October 31, 2016 tax year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal year ended October 31, 2016, the Funds are designating the following items with regard to distributions paid during the year:

	Long-Term Capital Gain Distribution	Ordinary Income Distribution	Tax-Exempt Income Distribution(1)	Total	Qualifying Dividend Income(2)	U.S. Government Interest(3)	Interest Related Dividends(4)	Short-Term Capital Gain Dividends(5)
TDAM Institutional U.S. Government Fund	0.00%	100.00%	0.00%	100.00%	0.00%	69.34%	78.90%	0.00%
TDAM Institutional Treasury Obligations Money Market Fund	0.00%	100.00%	0.00%	100.00%	0.00%	62.25%	67.69%	100.00%

(1)	“Tax-Exempt Income Distribution” represents the amount of interest that was derived from state exempt obligations and distributed during the fiscal year. This amount is reflected as a percentage of total distributions. Generally, interest from state obligations is exempt from state income tax, provided the Fund meets certain requirements.
(2)	The percentage in this column represents the amount of “Qualifying Dividend Income” as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of ordinary income distributions (the total of short-term capital gain and net investment income distributions). It is the intention of each of the aforementioned Funds to designate the maximum amount permitted by law.
(3)	“U.S. Government Interest” represents the amount of interest that was derived from direct U.S. government obligations and distributed during the fiscal year. This amount is reflected as a percentage of ordinary income distributions. Generally, interest from direct U.S. government obligations is exempt from state income tax, provided the Fund meets certain requirements.
(4)	The percentage in this column represents the amount of “Interest Related Dividends” and is reflected as a percentage of ordinary income distribution. Interest related dividends are exempt from U.S. withholding tax when paid to foreign investors.
(5)	The percentage in this column represents the amount of “Short-Term Capital Gain Dividends” and is reflected as a percentage of short-term capital gain distribution that is exempt from U.S. withholding tax when paid to foreign investors.

The information reported herein may differ from the information and distributions taxable to the shareholders for the calendar year ending December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV and/or Form 1099-INT.

7

TD ASSET MANAGEMENT USA FUNDS INC.
FUND SUMMARIES AS OF 10/31/16 (Unaudited)

*	The seven-day yield is calculated using standard SEC formulas. The Investment Manager and/or service providers may, from time to time, voluntarily waive or reimburse the Fund’s fees and expenses. Fee waivers and expense reimbursements will increase the Fund’s total return and yield. As these expense reductions are voluntary, they may be modified or eliminated at any time. The effective yield includes the effect of reinvesting daily dividends. Please remember that money market fund yields fluctuate, and that past performance is not an indication of future results.
**	Maturity and Fund compositions are subject to change.
***	U.S. government guarantee applies to the underlying securities of the Fund and not the Fund shares.

8

Statements of Assets and Liabilities

October 31, 2016

	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
ASSETS
Cost of investments and repurchase agreements	$1,015,706,197	$744,712,124
Investments in securities, at value (Note 2)	$690,852,197	$419,664,124
Repurchase agreements, at value (Note 2)	324,854,000	325,048,000
TOTAL INVESTMENTS	1,015,706,197	744,712,124
Cash	674	354
Interest receivable	154,860	4,965
Prepaid expenses	35,521	20,570
TOTAL ASSETS	1,015,897,252	744,738,013
LIABILITIES
Shareholder servicing fees payable	157,107	91,016
Payable to Investment Manager	90,167	54,282
Dividends payable to shareholders	42,593	5,215
Payable for Directors’ fees	2,571	2,571
Other accrued expenses	118,484	92,127
TOTAL LIABILITIES	410,922	245,211
NET ASSETS	$1,015,486,330	$744,492,802
Net assets consist of:
Paid-in-capital ($0.0001 par value; 8 billion and 7.9 billion shares authorized, respectively)	$1,015,488,347	$744,436,995
Accumulated net realized gains (losses) from investment transactions	(2,017)	55,807
Net assets, at value	$1,015,486,330	$744,492,802
Institutional Class net asset value, redemption price and offering price per share (Note 2)	$1.00	N/A
	($192,492,101 ÷ 192,493,256 shares)
Institutional Service Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($649,916,749 ÷ 649,916,633 shares)	($162,439,703 ÷ 162,427,916 shares)
Commercial Class net asset value, redemption price and offering price per share (Note 2)	$1.00	$1.00
	($173,077,480 ÷ 173,078,458 shares)	($582,053,099 ÷ 582,009,079 shares)

Please see accompanying notes to financial statements.

9

Statements of Operations

For the Year Ended October 31, 2016

	TDAM Institutional U.S. Government Fund	TDAM Institutional Treasury Obligations Money Market Fund
INVESTMENT INCOME
Interest Income	$3,304,131	$2,101,424
EXPENSES
Investment management fees (Note 3)	983,144	727,501
Shareholder servicing fees
Institutional Service Class	1,448,655	494,526
Commercial Class	675,982	1,324,275
Distribution fees
Commercial Class	1,081,574	2,648,550
Directors’ fees (Note 4)	24,119	24,119
Transfer agent fees	162,826	120,438
Professional fees	99,728	83,542
Registration fees	66,910	51,912
Custody fees	49,274	42,324
Shareholder reports and mailing	32,675	30,625
Pricing fees	31,309	15,573
Other expenses	57,275	43,705
TOTAL EXPENSES	4,713,471	5,607,090
Fees waived/expenses reimbursed by the Investment Manager and its affiliates (Note 3)	(1,749,017)	(3,625,040)
NET EXPENSES	2,964,454	1,982,050
NET INVESTMENT INCOME	339,677	119,374
NET REALIZED GAINS FROM INVESTMENT TRANSACTIONS	26,065	63,530
NET INCREASE IN NET ASSETS FROM OPERATIONS	$365,742	$182,904

Please see accompanying notes to financial statements.

10

Statements of Changes in Net Assets

	TDAM Institutional U.S. Government Fund		TDAM Institutional Treasury Obligations Money Market Fund
	Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2016	Year Ended October 31, 2015
OPERATIONS:
Net investment income	$339,677	$97,068	$119,374	$60,555
Net realized gains from investment transactions	26,065	71	63,530	37,052
Net increase in net assets from operations	365,742	97,139	182,904	97,607
DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
From net investment income
Institutional Class	(254,078)	(13,443)	—	—
Institutional Service Class	(58,497)	(55,278)	(66,283)	(18,869)
Commercial Class	(27,102)	(28,347)	(53,091)	(41,686)
From net realized gains
Institutional Class	—	—	—	—
Institutional Service Class	—	—	(14,918)	(1,271)
Commercial Class	—	—	(28,571)	(1,996)
Total dividends and distributions to shareholders	(339,677)	(97,068)	(162,863)	(63,822)
CAPITAL SHARE TRANSACTIONS ($1.00 per share):
Institutional Class:
Proceeds from shares sold	466,580,849	285,217,940	—	—
Shares issued in reinvestment of dividends	914	59	—	—
Payments for shares redeemed	(398,197,519)	(313,516,419)	—	—
Net increase (decrease) in net assets from Institutional Class shares	68,384,244	(28,298,420)	—	—
Institutional Service Class:
Proceeds from shares sold	1,027,118,867	756,676,095	272,194,693	496,633,302
Shares issued in reinvestment of dividends	69	46	36,275	7,248
Payments for shares redeemed	(935,161,874)	(786,759,728)	(352,984,878)	(480,343,567)
Net increase (decrease) in net assets from Institutional Service Class shares	91,957,062	(30,083,587)	(80,753,910)	16,296,983
Commercial Class:
Proceeds from shares sold	5,556,795,937	4,781,596,000	4,050,426,217	4,101,559,866
Shares issued in reinvestment of dividends	2,438	2,659	29,163	1,300
Payments for shares redeemed	(5,669,090,945)	(4,830,770,227)	(4,062,207,889)	(4,054,229,497)
Net increase (decrease) in net assets from Commercial Class shares	(112,292,570)	(49,171,568)	(11,752,509)	47,331,669
Net increase (decrease) in net assets from capital share transactions	48,048,736	(107,553,575)	(92,506,419)	63,628,652
TOTAL INCREASE (DECREASE) IN NET ASSETS	48,074,801	(107,553,504)	(92,486,378)	63,662,437
NET ASSETS:
Beginning of year	967,411,529	1,074,965,033	836,979,180	773,316,743
End of year	$1,015,486,330	$967,411,529	$744,492,802	$836,979,180
Undistributed net investment income, end of year	$—	$—	$—	$—

Please see accompanying notes to financial statements.

11

Financial Highlights

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Institutional Class
	2016	2015		2014		2013		2012
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00	$1.00		$1.00		$1.00		$1.00
Net investment income	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000 *	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.002	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—	—		—		—		—
Total dividends and distributions	(0.002)	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00	$1.00		$1.00		$1.00		$1.00
Total investment return†	0.18%	0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$192,492	$124,105		$152,403		$159,154		$156,456
Ratio of net expenses to average net assets	0.15%	0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.15%	0.15%		0.15%		0.15%		0.16%
Ratio of net investment income to average net assets	0.18%	0.01%		0.01%		0.01%		0.01%

	Institutional Service Class
	2016		2015		2014		2013		2012
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	0.000	*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$649,917		$557,944		$588,028		$510,916		$643,949
Ratio of net expenses to average net assets	0.32%		0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.40%		0.40%		0.40%		0.40%		0.41%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

12

Financial Highlights (continued)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Commercial Class
	2016		2015		2014		2013		2012
TDAM Institutional U.S. Government Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	(0.000	)*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	—		—		—		—		—
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.01%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$173,077		$285,362		$334,534		$302,023		$300,052
Ratio of net expenses to average net assets	0.33%		0.08%		0.06%		0.09%		0.13%
Ratio of total expenses to average net assets	0.80%		0.80%		0.80%		0.80%		0.81%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

	Institutional Service Class
	2016		2015		2014		2013		2012
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.04%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$162,440		$243,191		$226,884		$86,784		$378,961
Ratio of net expenses to average net assets	0.25%		0.06%		0.03%		0.08%		0.09%
Ratio of total expenses to average net assets	0.41%		0.41%		0.42%		0.43%		0.44%
Ratio of net investment income to average net assets	0.03%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

13

Financial Highlights (concluded)

For the years ended October 31,
For a Share Outstanding Throughout the Years

	Commercial Class
	2016		2015		2014		2013		2012
TDAM Institutional Treasury Obligations Money Market Fund
Net asset value, beginning of year	$1.00		$1.00		$1.00		$1.00		$1.00
Net investment income	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Net realized gains (losses) on investments	0.000	*	0.000	*	0.000	*	(0.000	)*	(0.000	)*
Total from operations	0.000	*	0.000	*	0.000	*	0.000	*	0.000	*
Dividends from net investment income	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Distributions from net realized gains	(0.000	)*	(0.000	)*	—		—		(0.000	)*
Total dividends and distributions	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*	(0.000	)*
Net asset value, end of year	$1.00		$1.00		$1.00		$1.00		$1.00
Total investment return†	0.02%		0.01%		0.01%		0.01%		0.01%
Net assets end of year (000)	$582,053		$593,788		$546,433		$399,887		$351,633
Ratio of net expenses to average net assets	0.28%		0.06%		0.03%		0.07%		0.09%
Ratio of total expenses to average net assets	0.91%		0.91%		0.92%		0.93%		0.95%
Ratio of net investment income to average net assets	0.01%		0.01%		0.01%		0.01%		0.01%

*	Amount represents less than $.001 per share.
†	Total investment return is calculated assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends and distributions, if any.

Please see accompanying notes to financial statements.

14

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Note 1 — Organization

TD Asset Management USA Funds Inc. (the “Company”) was organized as a Maryland corporation on August 16, 1995. The Company is registered as an open-end management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the “Act”). Shares of the Company are registered under the Securities Act of 1933, as amended. The Company currently has nineteen series. This shareholder report only applies to the following series of the Company: the TDAM Institutional U.S. Government Fund (the “Institutional U.S. Government Fund”) and the TDAM Institutional Treasury Obligations Money Market Fund (the “Institutional Treasury Fund”) (each, a “Fund” and together, the “Funds”). The assets of each Fund are separate from those of each other Fund, and a shareholder’s interest in a particular Fund does not extend to any other Fund. Each Fund is a diversified Fund. The investment objective of each Fund is to seek maximum current income to the extent consistent with liquidity and preservation of capital and a stable share price of $1.00 per share. The Institutional U.S. Government Fund invests at least 99.5% of its assets in cash obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities, and/or repurchase agreements that are fully collateralized by cash or government securities. The Institutional Treasury Fund invests 100% of its net assets in U.S. Treasury obligations and repurchase agreements backed by such obligations.

On June 23, 2016, the Board of Directors of the Company approved the liquidation of each the TDAM Institutional Money Market Fund and the Institutional Municipal Money Market Fund. The liquidations consummated during the third quarter of 2016. On June 23, 2016, the Board of Directors of the Company also approved certain changes to the investment strategies of the Institutional U.S. Government Fund to conform to the requirements applicable to “government money market funds” under Rule 2a-7 of the Act. The investment strategy changes took effect on October 14, 2016.

Note 2 — Significant Accounting Policies

The Funds are investment companies in conformity with U.S. generally accepted accounting principles (“GAAP”). Therefore, the Funds follow the accounting and reporting guidance for investment companies.

The following is a summary of the Company’s significant accounting policies:

Use of Estimates — The Funds’ financial statements are prepared in accordance with GAAP, which require the use of management estimates and assumptions. Actual results could differ from these estimates.

Computation of Net Asset Value — It is the policy of each Fund to maintain a continuous net asset value of $1.00 per share for each class. Each Fund has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Fund will be able to maintain a stable net asset value of $1.00 per share. The net asset value (“NAV”) per share for each of the Funds is computed by dividing the total current value of the assets of a Fund, less its liabilities, by the total number of shares outstanding at the time of such computation. Each Fund’s NAV per share is computed as of 4:00 p.m. (Eastern Time), on days when the New York Stock Exchange (“NYSE”) is open for regular trading and the Federal Reserve Bank of New York (the “Fed”) is open (a “Fund Business Day”). In addition, the Funds may elect, in their discretion if it is determined to be in shareholders’ best interests, to be open on days when the NYSE is open but the Fed is closed or to be open on days when the Fed is open but the NYSE is closed, except for Good Friday.

The Company accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to each Fund are charged to that Fund’s operations; expenses which are applicable to all Funds are allocated among them on a pro-rata basis. Income, expenses (other than expenses attributable to a specific class), and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets. Expenses directly attributable to a specific class are charged to that class.

Securities Valuation — Each Fund’s securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium.

15

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Funds disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). The guidance establishes three levels of the fair value hierarchy as follows:

Level 1:	Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
Level 2:	Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, fair valued foreign equities, etc.);
Level 3:	Inputs that are unobservable.

A financial instrument’s level within the fair value hierarchy is based upon the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes “observable” requires significant judgment by management. Management considers observable data to be market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, and provided by independent sources that are actively involved in the relevant market.

As of October 31, 2016, all of the investments for the Institutional U.S. Government Fund and Institutional Treasury Fund are Level 2. For details of investment classifications, reference the Schedules of Investments.

For the year ended October 31, 2016, there have been no transfers between Level 1 and Level 2 assets and liabilities for all Funds.

For the year ended October 31, 2016, there have been no significant changes to the Funds’ fair valuation methodologies.

Repurchase Agreements — Each Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by TDAM USA Inc. (the Funds’ “Investment Manager” and “Administrator”) (under procedures adopted by the Board with respect to the money market funds), subject to the seller’s agreement to repurchase and the Funds’ agreement to resell such securities at a mutually agreed upon price. Collateral received for securities purchased subject to repurchase agreements is deposited with the Funds’ custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Funds will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Funds generally have the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. Repurchase agreements involving obligations other than U.S. government securities (such as commercial paper, corporate bonds and mortgage loans) may be subject to special risks and may not have the benefit of certain protections in the event of counterparty insolvency. If the seller (or seller’s guarantor, if any) becomes insolvent, the Funds may suffer delays, costs and possible losses in connection with the disposition or retention of the collateral. Under certain circumstances, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

Repurchase agreements are entered into by each Fund under Master Repurchase Agreements (“MRA”) which permit each Fund, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset payables and/or receivables under the MRA with collateral held and/or posted to the counterparty and create one single net payment due to or from the Fund.

16

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

At October 31, 2016, the open repurchase agreements by counterparty which are subject to an MRA on a net payment basis are as follows:

	Repurchase Agreements	Fair Value of Non-Cash Collateral Received(1)	Cash Collateral Received(1)	Net Amount(2)
TDAM Institutional U.S. Government Fund
Bank of Montreal	$129,854,000	$129,854,000	$—	$—
Bank of Nova Scotia	175,000,000	175,000,000	—	—
RBC Capital Markets	20,000,000	20,000,000	—	—
	$324,854,000	$324,854,000	$—	$—
TDAM Institutional Treasury Fund
Bank of Montreal	$125,048,000	$125,048,000	$—	$—
Bank of Nova Scotia	100,000,000	100,000,000	—	—
RBC Capital Markets	100,000,000	100,000,000	—	—
	$325,048,000	$325,048,000	$—	$—

(1)	The amount of collateral reflected in the table does not include any over-collateralization received by the Fund.
(2)	Net amount represents the net amount receivable due from the counterparty in the event of default.

Investment Income — Interest income, including accretion and amortization of discounts and premiums, on securities is accrued daily.

Expense Offset Arrangement — The Funds have an arrangement with their custodian bank whereby the Funds receive earnings credits from their custodian when positive cash balances are maintained, which are used to offset custody fees. Conversely, the Funds are charged a fee (i.e. “earnings debits”) by their custodian when negative cash balances are maintained. For financial reporting purposes, the Funds include net earnings debits in custody fees and net earnings credits as an expense offset in the Statements of Operations. For the year ended October 31, 2016, earnings credits were less than $400 for each Fund.

Dividends and Distributions to Shareholders — Dividends arising from net investment income, if any, are declared daily and paid monthly. Net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed annually. Income dividends and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Securities Transactions — Securities transactions are accounted for on the trade date. Realized gains and losses from securities transactions are recorded on a specific identification basis.

Note 3 —	Investment Management Fees and Other Transactions with Affiliates of the Investment Manager

Under the terms of an Amended and Restated Investment Management Agreement with TDAM USA Inc., a wholly-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Fund, such Fund pays the Investment Manager an annual investment management fee. With respect to each of the Funds, such annual investment management fee is payable on a graduated basis equal to 0.10% of the first $1 billion of average daily net assets of each such Fund, 0.09% of the next $1 billion, and 0.08% of average daily net assets over $2 billion.

17

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

The Investment Manager from time to time may waive fees or assume certain expenses of each Fund or Class, as the case may be (in each case, a “Voluntary Expense Limitation” and collectively, the “Voluntary Expense Limitations”), so that the annualized ratio of total operating expenses for the Fund or Class do not exceed the applicable Expense Cap shown in the table as follows.

Expense Cap
TDAM Institutional U.S. Government Fund
Institutional Class	0.20%
Institutional Service Class	0.45%
Commercial Class	0.85%
TDAM Institutional Treasury Fund
Institutional Service Class	0.45%
Commercial Class	0.95%

These Voluntary Expense Limitations are subject to cancellation or modification by the Investment Manager and its affiliates at any time. The Voluntary Expense Limitations may not apply to non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings and liquidations.

Any amount waived or paid pursuant to a Voluntary Expense Limitation (a “Waived Amount”) shall be repaid to the Investment Manager by the respective Fund; provided, that a Fund shall not repay any such Waived Amount to the Investment Manager if such payment shall cause the relevant Class’ total operating expenses (on an annualized basis) to exceed the Expense Cap applicable to such Class at the time the relevant Waived Amount was waived or reimbursed; provided further, that no Waived Amount shall be repaid to the Investment Manager more than two years after the end of the fiscal year during which such Waived Amount was waived or reimbursed. During the year ended October 31, 2016, there were no fees waived or reimbursed subject to possible future reimbursement to the Investment Manager.

In addition, the Investment Manager and its affiliates from time to time may voluntarily waive fees or assume certain expenses to maintain a minimum yield which is currently 0.01% for each Fund. Any such waivers of fees or assumption of expenses are subject to cancellation or modification by the Investment Manager and its affiliates at any time and are not subject to repayment back to the Investment Manager or its affiliates.

The Administrator has been retained under an Amended and Restated Administration Agreement to perform certain administrative services for each Fund. The Administrator does not receive a separate fee for administrative services. The Administrator has entered into an agreement with Citi Fund Services Ohio, Inc. (“Citi”) whereby Citi performs certain administrative services for the Fund. The Administrator pays Citi’s fees for providing these services.

A Distribution Plan pursuant to Rule 12b-1 under the Act permits the Commercial Class of each of the Institutional U.S. Government Fund and Institutional Treasury Fund to pay from its assets distribution fees at a rate not to exceed 0.40% and 0.50%, respectively, of the annual average daily net assets of each such class. These distribution fees are computed and accrued daily and are paid to broker-dealers, including TD Ameritrade, Inc., TD Bank, N.A. and other persons, pursuant to the terms of selected dealer agreements, selling agreements or other agreements complying with Rule 12b-1 that have been approved by the Board of Directors.

TD Ameritrade, Inc., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Ameritrade, Inc. under the Shareholder Services Agreement.

TD Bank, N.A., an affiliate of the Investment Manager, has been retained under a Shareholder Services Agreement to perform certain shareholder services to its customers that are shareholders of the Institutional Service Class or

18

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Commercial Class of each of the Funds, pursuant to the Shareholder Servicing Plan. The shares of such shareholders are subject to an annual fee (as a percentage of average daily net assets) of 0.25% payable to TD Bank, N.A., under the Shareholder Services Agreement.

For the year ended October 31, 2016, the Investment Manager and its affiliates waived and/or reimbursed certain fees for each Fund, as follows:

	Investment Management Fees Waived/Expenses Reimbursed	Distribution Fees Waived	Shareholder Service Fees Waived	Total
TDAM Institutional U.S. Government Fund	$22,118	N/A	N/A	$22,118
Institutional Service Class	N/A	N/A	$447,556	447,556
Commercial Class	N/A	$1,081,574	197,769	1,279,343
				$1,749,017
TDAM Institutional Treasury Fund	$48,724	N/A	N/A	$48,724
Institutional Service Class	N/A	N/A	$296,050	296,050
Commercial Class	N/A	$2,648,550	631,716	3,280,266
				$3,625,040

All fees are waived and reimbursed at the class level of each Fund, with the exception of Investment Management fees which are waived and reimbursed at the fund level of each Fund.

Note 4 — Directors’ Fees

Each Director who is not an “interested person” as defined in the Act, who serves on the Board of Directors of the Company receives, in the aggregate:

1.	a base annual retainer of $67,500, payable quarterly;
2.	a meeting fee of $6,500 for each meeting attended in person;
3.	a meeting fee of $4,000 for each meeting attended by telephone;
4.	a committee meeting fee of $4,000 for any separately called meeting of any committee, in person or telephonic, taking place on days when there is no meeting of the full Board;
5.	a meeting fee of $6,500 for each special meeting attended in person;
6.	retainer for the Chairman is $20,000 annually, payable quarterly; and
7.	retainer for Audit Committee Chair is $10,000 annually, payable quarterly.

Directors’ fees are allocated among the series of the Company.

19

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

Note 5 — Federal Income Taxes

It is each Fund’s policy to continue to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Fund so qualifies, and distributed substantially all of its taxable net income, the Fund (not the shareholders) will be relieved of Federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

Management evaluates tax positions, taken or expected to be taken in the course of preparing the Funds’ tax returns, to determine whether it is “more-likely-than-not” (i.e., greater than 50-percent) that each tax position will be sustained upon examination by a taxing authority based on the technical merits of the position. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Funds did not record any tax provision in the current period. However, management’s conclusions regarding tax positions taken on Federal and State income tax returns may be subject to review and adjustment at a later date based on factors including, but not limited to, examination by tax authorities for all open tax year (the current and prior 3 tax year ends, as applicable), ongoing analysis of and changes to tax laws, regulations and interpretations thereof.

As of and during the year ended October 31, 2016, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the year, the Funds did not incur any interest of penalties.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.

The amount and character of income and capital gain distributions, if any, to be paid, are determined in accordance with Federal income tax regulations, which may differ from GAAP. These differences are primarily due to differing book and tax treatments in the timing of recognition of gains or losses on investments. Permanent book and tax differences, if any, may result in reclassifications to undistributed net investment income (loss), accumulated net realized gain (loss) and paid-in capital. There were no permanent differences during the fiscal year ended October 31, 2016.

The tax character of distributions declared to shareholders for the fiscal years ended October 31, 2016 and October 31, 2015, for each Fund, were as follows:

		Ordinary Income
TDAM Institutional U.S. Government Fund	2016	$339,677
	2015	97,068
TDAM Institutional Treasury Fund	2016	162,863
	2015	63,822

As of October 31, 2016, the components of Distributable Earnings (Accumulated Losses) on a tax basis were as follows:

	Undistributed Ordinary Income	Capital Loss Carryforwards	Other Temporary Differences	Total Distributable Earnings (Accumulated Losses)
TDAM Institutional U.S. Government Fund	$42,880	$(2,016)	$(42,881)	$(2,017)
TDAM Institutional Treasury Fund	61,967	—	(6,160)	55,807

20

TD ASSET MANAGEMENT USA FUNDS INC.
Notes to Financial Statements — October 31, 2016

For Federal income tax purposes, capital loss carryforwards represent realized losses of the Funds that may be carried forward and applied against future capital gains. For taxable years beginning on or before December 22, 2010, such capital losses may be carried forward for a maximum of eight years. Under the Regulated Investment Company Modernization Act of 2010, the Funds are permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those taxable years must be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law. As of October 31, 2016, the following Funds had capital loss carryforwards available to offset future capital gains, if any:

	Expiring October 31, 2019	Total
TDAM Institutional U.S. Government Fund	$2,016	$2,016

During the year ended October 31, 2016, the Institutional U.S. Government Fund utilized $25,498 of capital loss carryforwards to offset capital gains.

As of October 31, 2016, the cost of investments of the Funds for Federal income tax purposes were substantially the same as the cost for financial reporting purposes.

Note 6 — Fund Risks

The income from each Fund will vary with changes in prevailing interest rates. In addition, certain of the Institutional U.S. Government Fund’s investments are subject to “credit risk,” which is the risk that an issuer will be unable to repay its obligations at maturity. The Institutional U.S. Government Fund reduces credit risk by investing primarily in U.S. government and agency securities. However, not all of the securities in which the Institutional U.S. Government Fund may invest are backed by the full faith and credit of the U.S. government. There is no guarantee that the U.S. government will support securities not backed by its full faith and credit. Accordingly, although these securities historically have involved little risk of loss of principal if held to maturity, they may involve more risk than securities backed by the U.S. government’s full faith and credit.

Note 7 — Subsequent Events

The Company has evaluated the need for disclosure and/or adjustments resulting from subsequent events through the date the financial statements were issued. Based on this evaluation, no adjustments or additional disclosures were required to the financial statements, except as follows.

Effective December 7, 2016, “TDAM Institutional U.S. Government Fund” was renamed “TD Institutional U.S. Government Fund” and “TDAM Institutional Treasury Obligations Money Market Fund” was renamed “TD Institutional Treasury Obligations Money Market Fund.”

21

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. GOVERNMENT AGENCY OBLIGATIONS — 37.4%
FANNIE MAE — 1.0%
1.38%, 11/15/16 (A)	$4,050,000	$4,051,407
1.25%, 1/30/17 (A)	5,000,000	5,010,360
1.13%, 4/27/17 (A)	1,500,000	1,503,858
		10,565,625
FANNIE MAE, DISCOUNT NOTE — 13.5%
0.42%, 11/16/16 (A)(B)	20,000,000	19,996,500
0.30%, 11/23/16 (A)(B)	50,000,000	49,990,833
0.35%, 12/16/16 (A)(B)	40,000,000	39,982,500
0.42%, 2/14/17 (A)(B)	15,000,000	14,981,625
0.47%, 4/19/17 (A)(B)	12,500,000	12,472,362
		137,423,820
FEDERAL FARM CREDIT BANK — 3.1%
0.70%, 11/1/16	2,500,000	2,500,000
0.57%, 12/14/16 (C)	12,000,000	11,999,928
0.72%, 12/15/16	3,750,000	3,751,253
0.60%, 12/27/16	7,425,000	7,426,953
0.59%, 2/27/17 (C)	865,000	864,903
0.56%, 6/20/17 (C)	385,000	384,978
0.56%, 7/25/17 (C)	4,500,000	4,499,659
		31,427,674
FEDERAL FARM CREDIT BANK, DISCOUNT NOTE — 6.3%
0.49%, 2/14/17 (B)	25,000,000	24,964,271
0.46%, 2/24/17 (B)	15,000,000	14,977,958
0.56%, 5/10/17 (B)	12,500,000	12,463,055
0.56%, 5/16/17 (B)	5,000,000	4,984,756
0.53%, 7/5/17 (B)	6,500,000	6,476,459
		63,866,499
FEDERAL HOME LOAN BANK — 6.0%
0.63%, 11/23/16	15,000,000	15,002,310
0.36%, 4/19/17 (C)	25,000,000	25,000,000
0.65%, 4/28/17	18,000,000	18,000,000
0.75%, 8/15/17	2,600,000	2,600,000
		60,602,310
FEDERAL HOME LOAN BANK, DISCOUNT NOTE — 0.1%
0.40%, 1/25/17 (B)	132,000	131,875
0.40%, 2/10/17 (B)	609,000	608,317
		740,192

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
FREDDIE MAC — 3.2%
1.00%, 3/8/17 (A)	$7,500,000	$7,507,778
0.50%, 10/24/17 (A)(C)	25,000,000	25,000,000
		32,507,778
FREDDIE MAC, DISCOUNT NOTE — 4.2%
0.44%, 11/16/16 (A)(B)	5,000,000	4,999,083
0.37%, 12/19/16 (A)(B)	25,000,000	24,987,667
0.48%, 5/3/17 (A)(B)	12,500,000	12,469,818
		42,456,568
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		379,590,466
U.S. TREASURY OBLIGATIONS — 17.2%
U.S. Treasury Bills
0.36%, 2/2/17 (B)	75,000,000	74,938,969
0.43%, 2/16/17 (B)	50,000,000	49,936,097
0.46%, 3/9/17 (B)	25,000,000	24,959,555
0.20%, 4/27/17 (B)	25,000,000	24,952,247
TOTAL U.S. TREASURY OBLIGATIONS		174,786,868
COMMERCIAL PAPER — 13.4%
INDUSTRIAL & OTHER COMMERCIAL PAPER — 13.4%
Army and Air Force Exchange Service
0.30%, 11/1/16 (B)(D)	50,000,000	50,000,000
0.44%, 11/2/16 (B)(D)	15,000,000	14,999,817
0.42%, 11/14/16 (B)(D)	29,000,000	28,995,602
0.40%, 11/28/16 (B)(D)	30,000,000	29,991,000
0.52%, 1/4/17 (B)(D)	12,500,000	12,488,444
TOTAL COMMERCIAL PAPER		136,474,863
REPURCHASE AGREEMENTS — 32.0%
Counterparty: Bank of Montreal 0.29% dated 10/31/16, due 11/1/16 in the amount of $79,854,643, fully collateralized by U.S. Treasury obligations, par value $10,188,800 – $34,132,300, coupon range 0.00% – 2.125%, maturity range 3/16/17 – 9/30/23, value $81,451,172	79,854,000	79,854,000

22

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional U.S. Government Fund • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
REPURCHASE AGREEMENTS (continued)
Counterparty: Bank of Montreal 0.28% dated 10/25/16, due 11/1/16 in the amount of $50,002,722, fully collateralized by U.S. Treasury obligations, par value $500 – $51,199,700, coupon range 0.00% – 2.00%, maturity range 7/20/17 – 9/30/20, value $51,000,025	$50,000,000	$50,000,000
Counterparty: Bank of Nova Scotia 0.31% dated 10/31/16, due 11/1/16 in the amount of $175,001,507, fully collateralized by U.S. Government obligations, par value $80,000 – $65,477,000, coupon range 0.90% – 7.25%, maturity range 4/25/17 – 11/15/30, value $178,501,641	175,000,000	175,000,000
Counterparty: RBC Capital Markets 0.29% dated 10/31/16, due 11/1/16 in the amount of $20,000,161, fully collateralized by U.S. Treasury obligations, par value $2,724,000 – $8,612,700, coupon range 2.50% – 3.625%, maturity range 8/15/23 – 4/15/28, value $20,400,058	20,000,000	20,000,000
TOTAL REPURCHASE AGREEMENTS		324,854,000
TOTAL INVESTMENTS (Cost $1,015,706,197) — 100.0%		1,015,706,197
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(219,867)
NET ASSETS — 100.0%		$1,015,486,330

(A)	The Federal Housing Finance Agency (“FHFA”) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entity to normal business operations.
(B)	The rate shown is the effective yield at time of purchase.
(C)	Variable rate security. The rate shown is the current rate on October 31, 2016. Date shown represents the final maturity date.
(D)	Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of October 31, 2016, these securities amounted to $136,474,863 or 13.44% of net assets of the Fund.

Please see accompanying notes to financial statements.

23

TD ASSET MANAGEMENT USA FUNDS INC.
TDAM Institutional Treasury Obligations Money Market Fund • Schedule of Investments
October 31, 2016

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
U.S. TREASURY OBLIGATIONS — 56.4%
U.S. Treasury Bills
0.27%, 11/3/16 (A)	$50,000,000	$49,999,250
0.43%, 11/17/16 (A)	40,000,000	39,992,444
0.28%, 12/1/16 (A)	20,000,000	19,995,267
0.36%, 12/22/16 (A)	20,000,000	19,989,942
0.33%, 1/5/17 (A)	50,000,000	49,970,389
0.33%, 1/19/17 (A)	20,000,000	19,985,736
0.36%, 1/26/17 (A)	25,000,000	24,978,799
0.36%, 2/2/17 (A)	115,000,000	114,894,432
0.46%, 3/9/17 (A)	10,000,000	9,983,822
0.39%, 3/23/17 (A)	20,000,000	19,969,549
0.39%, 4/27/17 (A)	50,000,000	49,904,494
TOTAL U.S. TREASURY OBLIGATIONS		419,664,124
REPURCHASE AGREEMENTS — 43.6%
Counterparty: Bank of Montreal 0.29% dated 10/31/16, due 11/1/16 in the amount of $75,048,605, fully collateralized by U.S. Treasury obligations, par value $3,615,200 – $32,319,400, coupon range 0.00% – 2.50%, maturity range 2/2/17 – 9/30/23, value $76,549,034	75,048,000	75,048,000
Counterparty: Bank of Montreal 0.28% dated 10/25/16, due 11/1/16 in the amount of $50,002,722, fully collateralized by U.S. Treasury obligations, par value $2,300 – $42,507,000, coupon range 0.00% – 2.875%, maturity range 11/30/16 – 3/31/18, value $51,000,025	50,000,000	50,000,000

DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Counterparty: Bank of Nova Scotia 0.30% dated 10/31/16, due 11/1/16 in the amount of $100,000,833, fully collateralized by U.S. Treasury obligations, par value $100 – $43,104,700, coupon range 1.00% – 8.50%, maturity range 5/15/18 – 8/15/23, value $102,000,917	$100,000,000	$100,000,000
Counterparty: RBC Capital Markets 0.29% dated 10/31/16, due 11/1/16 in the amount of $100,000,806, fully collateralized by U.S. Treasury obligations, par value $100 – $26,509,100, coupon range 0.00% – 7.125%, maturity range 11/17/16 – 8/15/46, value $102,000,077	100,000,000	100,000,000
TOTAL REPURCHASE AGREEMENTS		325,048,000
TOTAL INVESTMENTS (Cost $744,712,124) — 100.0%		744,712,124
OTHER ASSETS AND LIABILITIES, NET — 0.0%		(219,322)
NET ASSETS — 100.0%		$744,492,802
(A)	The rate shown is the effective yield at time of purchase.

Please see accompanying notes to financial statements.

24

Report of Independent Registered Public Accounting Firm

Shareholders and Board of Directors
TD Asset Management USA Funds Inc.

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund (two of the series constituting TD Asset Management USA Funds Inc.) (the “Funds”) as of October 31, 2016, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. We were not engaged to perform an audit of the Funds’ internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2016, by correspondence with the custodian and brokers. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TDAM Institutional U.S. Government Fund and TDAM Institutional Treasury Obligations Money Market Fund (two of the series constituting TD Asset Management USA Funds Inc.) at October 31, 2016, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with U.S. generally accepted accounting principles.

Philadelphia, Pennsylvania
December 19, 2016

25

Director and Officers Information
(Unaudited)

The following table contains information regarding the Company’s Directors and Executive Officers. Directors who are not deemed to be “interested persons” of the Company, as defined in the Act, are referred to as “Independent Directors.” A Director who is deemed to be an “interested person” of the Company is referred to as an “Interested Director.” The Company’s Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by writing your investment advisor or TD Ameritrade Institutional at 4075 Sorrento Valley Blvd, Suite A, San Diego, CA 92121 or by calling 800-431-3500 or by writing TD Asset Management USA Funds Inc., Shareholder Services, P.O. Box 182300, Columbus, OH 43218-2300, or by calling 1-866-416-4031. The following chart lists Directors and Officers as of December 2, 2016.

Name, Address and Age	Position(s) Held with the Company	Term of Office with Company and Length of Time Served†	Principal Occupation(s) During the Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director During the Past Five Years††
Independent Directors
DONALD J. HERREMA c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 64	Chairman of the Board and Director; Chairman of the Nominating/ Governance Committee	Chairman of Board since 6/20/13; Chairman of Nominating/ Governance Committee since March 2011; Director since 3/30/09	Senior Advisor at Kennedy Wilson since 2015; Financial Services Executive, Advisor and Founder of BlackSterling Partners, LLC (private investments and advisory firm) since 2004; Executive Vice Chairman of Kennedy Wilson, International (real estate), 2009 – 2015; Senior Advisor Stonepoint Capital 2008 – 2011.	20	Director, AbelNoser Holdings (2016 – present); Member, USC MarshallBusiness School Board (2010 – present); President, Christ Church Trustees (2008 – present); Director, Lepercq de Neuflize (2009 – 2016, Chairman and Trustee Emeritus (since 2014), Trustee (1995 – 2014) of Whittier College.

JAMES E. KELLY c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director and Chairman of the Audit Committee	Director since 12/18/08; and Chairman of the Audit Committee since 3/24/11	Trustee of Albany Law School since 1998, Vice Chairman since 2013; Former Senior Advisor to New York State Banking Department; Retired financial services attorney; real estate investor.	20	Director and Vice Chairman, Albany Law School Board of Trustees.

ROBERT P. HERRMANN c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 54	Director	Since 9/23/14	President & CEO of Discovery Data, a leading financial services industry data provider (2009 – present).	20	Independent Trustee of Arbitrage Funds; Director, FTJ Fund Choice, LLC.

Interested Director
BARBARA F. PALK††† c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 65	Director	Since 12/17/10	Retired Senior Vice President — TD Bank Group.	20	Director of Ontario Teachers’
Pension Plan (2012 – present); Director of The Perimeter Institute, The Shaw Festival, Greenwood College School; First National Financial Corp. (2013 – present); Trustee of Crombie REIT (2014 – present); Trustee (2011 – 5/31/2016) and Chair Queen’s University (2012 – 5/31/2016).

†	The table shows the time period for which each individual has served as Director. There is no set term of office for Directors.
††	In companies subject to registration or reporting requirements of the Securities Exchange Act of 1934 (generally called “public companies”) or in other investment companies registered under the Investment Company Act, as of October 31, 2016.
†††	Ms. Palk is considered an “interested person” of the Company because she owns shares of The Toronto-Dominion Bank.

26

Director and Officers Information
(Unaudited) (Concluded)

Name, Address and Age	Position(s) held with the Company	Term of Office with Company and Length of Time Served††††	Principal Occupation(s) During Past Five Years
Officers Who Are Not Directors
MICHAEL THORFINNSON c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 53	President and Chief Executive Officer	Since 3/26/15	Chief Administrative Officer of TD Asset Management Inc. since 2010; Former Chief Risk Officer of TD Asset Management Inc. from 2002 – 2015.

MAYA GITTENS c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 52	Chief Legal Officer and Anti-Money Laundering Officer	Since 9/22/08	Since June 2008, Vice President, Director and Secretary of the Investment Manager.

ERIC KLEINSCHMIDT c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 48	Treasurer and Chief Financial Officer	Since 9/22/08	Since November 2004, Fund Accounting Director at SEI Investments.

MARC ALMES c/o SEI Investments One Freedom Valley Drive Oaks, PA 19456 Age: 45	Assistant Treasurer	Since 9/22/08	Since January 1999, Fund Accounting Manager at SEI Investments.

CURTIS BARNES c/o Citi Fund Services Ohio, Inc. Prudential Center 800 Boylston Street Boston, MA 02199 Age: 63	Secretary	Since 6/14/12	Since September 2007, Senior Vice President of Regulatory Administration, Citi Fund Services Ohio, Inc.

MICHELE R. TEICHNER c/o TDAM USA Inc. 399 Park Avenue New York, NY 10022 Age: 57	Chief Compliance Officer, Vice President and Assistant Secretary	Chief Compliance Officer since 6/11/04; Vice President and Assistant Secretary since 11/2/99	Since January 2006, Managing Director of the Investment Manager.
††††	The table shows the time period for which each individual has served as Officer. There is no set term of office for Officers.

27

TDAMANN02

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. This Code of Ethics is included as an Exhibit.

During the period covered by the report, with respect to the registrant's code of ethics that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions; there have been no amendments to, nor any waivers granted from, a provision that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item 2.

Item 3. Audit Committee Financial Expert.

3(a)	(1) The registrant’s board of directors has determined that the registrant has two audit committee financial experts serving on its audit committee.

3(a)	(2) The audit committee financial expert is Jim Kelly who is “independent” for purposes of this item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a)	Disclose, under the caption Audit Fees, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

2015 - $215,949

2016 - $163,565

(b)	Disclose, under the caption Audit-Related Fees, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

2015 - $0

2016 - $0

(c)	Disclose, under the caption Tax Fees, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

For services rendered by the principal accountant related to the annual tax returns and excise tax returns.

2015 - $76,194

2016 - $77,551

(d)	Disclose, under the caption All Other Fees, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this item. Registrants shall describe the nature of services comprising the fees disclosed under this category.

2015 - $0

2016 - $0

(e)	(1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The registrant’s audit committee charter (the “charter”) notes that one of the primarily responsibilities of the Audit Committee is to pre-approve any independent accountants’ engagement to render audit and/or permissible non-audit services, as required by law. In addition to the requirement to pre-approve audit and permissible non-audit services to be rendered to the Fund by its independent accountants the Audit Committee is currently required to pre-approve non-audit services rendered by the Fund’s independent accountants to the Fund’s investment adviser (not including a sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser), and any entity controlling, controlled by or under common control with its investment adviser that provide ongoing services to the Fund (“Covered Service Providers”) if the engagement relates directly to the operations and financial reporting of the Fund. The charter also notes that the Audit Committee shall have the duty and power, among other things, (i) to select, retain or terminate independent accountants and, in connection therewith, without limitation, to approve the proposed terms of the independent accountants’ engagement and to approve the fees charged and proposed to be charged by the independent accountants to the Fund for audit and permissible non-audit services; and (ii) to meet with the Fund’s independent accountants at least twice during each fiscal year, including private meetings, and review written materials prepared by the independent accountants, as appropriate, to review all non-audit services provided by the independent accountants that do not require Audit Committee pre-approval and are provided by to Covered Service Providers; and (iii) to grant pre-approval to any permissible non-audit services as required by law.

The Audit Committee may delegate its pre-approval responsibilities to one or more of its members. The member(s) to whom such responsibility is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next scheduled meeting.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

2015 - 0%

2016 - 0%

(f)	If greater than 50%, disclose the percentage of hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

Not applicable.

(g)	Disclose the aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing service to the registrant for each of the last two fiscal years of the registrant.

2015 - $76,194

2016 - $77,551

(h)	Disclose whether the registrant’s audit committee of the board of directors has considered whether the provision of non-audit services that were rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is sub-contracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Schedule of Investments.

Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics for Principal Executive and Principal Financial Officers are attached hereto, evidencing a change to the Principal Executive Officer.

(a)(2) Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    TD Asset Management USA Funds Inc.

By (Signature and Title)*    /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date December 29, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/ R. Michael Thorfinnson, President

R. Michael Thorfinnson, President

Date December 29, 2016

By (Signature and Title)*    /s/ Eric Kleinschmidt, Treasurer

Eric Kleinschmidt, Treasurer

Date December 29, 2016

* Print the name and title of each signing officer under his or her signature.